  As filed with the Securities and Exchange Commission on



                              February 27, 2001



                                                  Registration Nos. 333-92415
                                                                     811-9721
-------------------------------------------------------------------------------


                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                   ----------------------------------------


                                 FORM N-1A



             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     |X|



                        Pre-Effective Amendment No.                      |_|


                        Post-Effective Amendment No. 2                   |X|


                                     and

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY         |X|
                                 ACT OF 1940



                               Amendment No. 5                           |X|



                       (Check appropriate box or boxes)

                             Fixed Income SHares
              (Exact name of registrant as specified in charter)

          c/o PIMCO Advisory Services, 1345 Avenue of the Americas,
                          New York, New York  10105
                   (Address of principal executive offices)

              Registrant's Telephone Number, including Area Code
                                (212) 739-3502

                   ----------------------------------------

                             Stephen J. Treadway
                         PIMCO Funds Distributors LLC
                             2187 Atlantic Street
                         Stamford, Connecticut  06902
                   (Name and address of agent for service)

                   ----------------------------------------

                                   Copy to:
                        J. B. Kittredge, Jr., Esquire
                                 ROPES & GRAY
                           One International Place
                         Boston, Massachusetts 02110

                   ----------------------------------------


It is proposed that this filing will become effective:

   ____   Immediately upon filing pursuant to paragraph (b),

    X     On March 1, 2001 pursuant to paragraph (b),

   ____   60 days after filing pursuant to paragraph (a)(1),

   ____   On ___________ pursuant to paragraph (a)(1),

   ____   75 days after filing pursuant to paragraph (a)(2), or

   ____   On ________________ pursuant to paragraph (a)(2), of Rule 485.

If appropriate, check the following box:

   ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.





                    Fixed Income SHares ("FISH") Prospectus



FISH: Series C      This Prospectus explains what you should know about each
and FISH:           Portfolio before you invest. Please read it carefully.
Series M
(each a             The Securities and Exchange Commission has not approved or
"Portfolio")        disapproved these securities, or determined if this
                    Prospectus is truthful or complete.  Any representation to
March 1, 2001       the contrary is a criminal offense.

                    Risk/Return Summary

                    The following summaries identify the investment objective, principal investments and strategies, principal risks, performance information and fees and expenses of each Portfolio. A more detailed "Summary of Principal Risks" describing principal risks of investing in a Portfolio begins on p. 7.

                    It is possible to lose money on investments in a Portfolio. An investment in a Portfolio is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

                                 FISH: Series C

--------------------------------------------------------------------------------
Principal           Investment Objective             Portfolio Focus
Investments and     Seeks maximum total return,      Intermediate maturity fixed
Strategies          consistent with preservation of  income securities
                    capital and prudent investment
                    management                       Average Portfolio Duration
                                                     0-8 years

                    Credit Quality
                    B to Aaa; maximum 50% below Baa

                    Dividend Frequency
                    Declared daily and distributed monthly


                    The FISH: Series C seeks to achieve its investment objective by investing in a portfolio of U.S. and foreign fixed income instruments of the following types:

                    o corporate debt securities, including convertible
                      securities and corporate commercial paper;
                    o inflation-indexed bonds issued by corporations;
                    o structured notes, including hybrid or "indexed"
                      securities, catastrophe bonds and loan participations;
                    o delayed funding loans and revolving credit facilities;
                    o bank certificates of deposit, fixed time deposits and
                      bankers' acceptances;
                    o repurchase agreements and reverse repurchase agreements;
                    o debt securities issued by states or local governments and their agencies, authorities and other instrumentalities;

                    o obligations of foreign governments and their subdivisions, agencies and instrumentalities;
                    o obligations of international agencies or supranational
                      entities;
                    o obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and;
                    o mortgage-related and other asset-backed securities.


                          The Portfolio may invest up to 50% of its assets
                    in high yield securities (commonly known as "junk bonds") rated B or higher by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, determined by the Portfolio's investment adviser or sub-adviser to be of comparable quality. The Portfolio may invest its assets in securities denominated in foreign currencies; however, the Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates through forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies and foreign currency futures contracts.

                          The Portfolio may invest up to 55% of its assets in
                    securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Mortgage-related and other asset-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to this limitation, but are subject to the 30% limitation set forth below.


                          The Portfolio may invest up to 30% of its assets in
                    mortgage-related and other asset-backed securities, including securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities.


                          The Portfolio may invest in instruments of any
                    maturity, and the average portfolio duration of this Portfolio varies, and will not normally exceed eight years, based on the adviser's or sub-adviser's forecast for interest rates. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

                          The Portfolio may invest all of its assets in
                    derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. Rather than investing directly in the securities in which it primarily invests, the Portfolio may use other investment techniques to gain exposure to market movements related to such securities, such as entering into a series of contracts to buy or sell such securities. The "total return" sought by the Portfolio consists of income earned on its investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------

Principal Risks     Among the principal risks of investing in the Portfolio,
                    which could adversely affect its net asset value, yield and total return, are:


                    o Interest Rate Risk        o Derivatives Risk
                    o Credit Risk               o Liquidity Risk
                    o Market Risk               o Management Risk
                    o Foreign Investment Risk   o Mortgage Risk
                    o Emerging Market Risk      o Non-diversification Risk


                    o Currency Risk
                    o Leveraging Risk
                    o Issuer Risk
                    o High Yield Risk


                    Please see "Summary of Principal Risks" for a description of these and other principal risks of investing in the Portfolio.


                    http://www.pimcoadvisoryservices.com


--------------------------------------------------------------------------------
Performance         No performance information is available for the Portfolio
Information         because it has not yet been in operation for a full calendar year. In the future, the Portfolio will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Portfolio by comparing the Portfolio's performance with a broad measure of market performance and by showing changes in the Portfolio's performance from year to year.

--------------------------------------------------------------------------------


Fees and Expenses   These tables describe the fees and expenses you may pay
Portfolio           if you buy and hold shares of the Portfolio(1):


                    Shareholder Fees (fees paid directly from your investment)

                                      Maximum Sales Charge (Load)        Maximum Contingent Deferred Sales Charge
                                      Imposed on Purchases (as           (Load) (as a percentage of original
                                      a percentage of offering price)    purchase price)
                    =============================================================================================
                    FISH: Series C    0%                                 0%
                    =============================================================================================


                    Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                                                                     Total
                                                                                                     Annual
                                                                                                     Portfolio
                                                         Distribution and/or                         Operating
                                      Advisory Fees      Service (12b-1) Fees   Other Expenses       Expenses
                    =============================================================================================
                    FISH: Series C    0%                 0%                     0%                   0%
                    =============================================================================================

                    Examples: The examples are intended to help you compare the cost of investing in shares of the FISH: Series C with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.


                                      Example: With or without redemption at the end of each period
                                      Year 1            Year 3              Year 5            Year 10
                    ===========================================================================================
                    FISH: Series C    $0                $0                  $0                $0
                    ===========================================================================================



(1) The tables show fees and expenses of the Portfolio as 0%, reflecting the fact that no fees or expenses are charged by the Portfolio. You should be aware, however, that the Portfolio is an integral part of "wrap-fee" programs sponsored by investment advisers unaffiliated with the Portfolio or PIMCO. Typically, participants in these programs pay a "wrap" fee to their investment adviser. You should read carefully the wrap-fee brochure provided to you by your investment adviser. The brochure is required to include information about the fees charged by your adviser and the fees paid by your adviser to PIMCO. You pay no additional fees or expenses to purchase shares of the Portfolio.

                                 FISH: Series M

--------------------------------------------------------------------------------
Principal           Investment Objective             Portfolio Focus
Investments and     Seeks maximum total return,      Intermediate maturity fixed
Strategies          consistent with preservation of  income securities
                    capital and prudent investment
                    management                       Average Portfolio Duration
                                                     0-8 years

                    Credit Quality
                    B to Aaa; maximum 50% below Baa

                    Dividend Frequency
                    Declared daily and distributed monthly


                    The FISH: Series M seeks to achieve its investment objective by investing primarily in a portfolio of mortgage and other asset-backed securities, including:

                    o mortgage pass-through securities;
                    o collateralized mortgage obligations;
                    o commercial mortgage-backed securities;
                    o mortgage dollar rolls;
                    o stripped mortgage-backed securities;
                    o debt securities issued by states or local governments
                      and their agencies, authorities and other instrumen-talities;
                    o bank certificates of deposit, fixed time deposits and
                      bankers' acceptances; and
                    o other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

                          The Portfolio may invest its assets in securities
                    issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                          The Portfolio may invest in instruments of any
                    maturity, and the average portfolio duration of this Portfolio varies, and will not normally exceed eight years, based on the investment adviser's or sub-adviser's forecast for interest rates.

                          The Portfolio may invest up to 50% of its assets in
                    high yield mortgage-backed securities (commonly known as "junk bonds"), including commercial mortgage-backed securities, rated B or higher by Standard & Poor's Rating Service or Moody's Investors Service, Inc. or, if unrated, determined by the Portfolio's investment adviser or sub-adviser to be of comparable quality.

                          The Portfolio may invest all of its assets in
                    derivative instruments, such as options, futures contracts or swap agreements. The Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. Rather than investing directly in the securities in which it primarily invests, the Portfolio may use other investment techniques to gain exposure to market movements related to such securities, such as entering into a series of contracts to buy or sell such securities. The "total return" sought by the Portfolio consists of income earned on its investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

--------------------------------------------------------------------------------

Principal Risks     Among the principal risks of investing in the Portfolio,
                    which could adversely affect its net asset value, yield and total return, are:

                    o Mortgage Risk         o Derivatives Risk
                    o Interest Rate Risk    o Liquidity Risk
                    o Credit Risk           o Management Risk
                    o Market Risk           o Non-diversification Risk

                    o Currency Risk
                    o Leveraging Risk
                    o Issuer Risk
                    o High Yield Risk

                    Please see "Summary of Principal Risks" for a description of these and other principal risks of investing in the Portfolio.

--------------------------------------------------------------------------------

Performance         No performance information is available for the Portfolio
Information         because it has not yet been in operation for a full calendar year. In the future, the Portfolio will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Portfolio by comparing the Portfolio's performance with a broad measure of market performance and by showing changes in the Portfolio's performance from year to year.

Fees and Expenses   These tables describe the fees and expenses you may pay if
of the Portfolio    you buy and hold shares of the Portfolio(2):

                    Shareholder Fees (fees paid directly from your investment)

                                                                         Maximum Contingent Deferred
                                      Maximum Sales Charge (Load)        Sales Charge (Load)
                                      Imposed on Purchases (as          (as a percentage of original
                                      a percentage of offering price)    purchase price)
                    =============================================================================================
                    FISH: Series M    0%                                 0%
                    =============================================================================================

                    Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                                                                                                     Total
                                                                                                     Annual
                                                                                                     Portfolio
                                                         Distribution and/or                         Operating
                                      Advisory Fees      Service (12b-1) Fees   Other Expenses       Expenses
                    =============================================================================================================
                    FISH: Series M    0%                 0%                     0%                   0%
                    =============================================================================================================

                    Examples: The examples are intended to help you compare the cost of investing in shares of the FISH: Series C with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the shares of the Portfolio for the time periods indicated, that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.




                                       Example: With or without redemption at the end of each period
                                       Year 1            Year 3              Year 5            Year 10
=========================================================================================================
                    FISH: Series M    $0                $0                  $0                $0
                    =========================================================================================================



(2) The tables show fees and expenses of the Portfolio as 0%, reflecting the fact that no fees or expenses are charged by the Portfolio. You should be aware, however, that the Portfolio is an integral part of "wrap-fee" programs sponsored by investment advisers unaffiliated with the Portfolio or PIMCO. Typically, participants in these programs pay a "wrap" fee to their investment adviser. You should read carefully the wrap-fee brochure provided to you by your investment adviser. The brochure is required to include information about the fees charged by your adviser and the fees paid by your adviser to PIMCO. You pay no additional fees or expenses to purchase shares of the Portfolio.

                     Summary of Principal Risks

                     The value of your investment in a Portfolio changes with the values of that Portfolio's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Portfolio's portfolio as a whole are called "principal risks." The principal risks of each Portfolio are identified in the Portfolio Summaries and are summarized in this section. Each Portfolio may be subject to additional principal risks and risks other than those described below because the types of investments made by a Portfolio can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Portfolios, their investments and the related risks. There is no guarantee that a Portfolio will be able to achieve its investment objective.

Interest Rate Risk   As interest rates rise, the value of fixed income
                     securities in a Portfolio's portfolio are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.
                          Some investments give the issuer the option to call,
                     or redeem, these investments before their maturity date. If an issuer "calls" its security during a time of declining interest rates, a Portfolio might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

Credit Risk          A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Municipal bonds are subject to the risk that litigation, legislation or other political events, local business or economic conditions, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest.

High Yield Risk      Each Portfolio, through its investments in high yield
                     securities and unrated securities of similar credit quality
                     (commonly known as "junk bonds"), may be subject to greater levels of interest rate, credit and liquidity risk than portfolios that do not invest in such securities. High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for high yield securities and reduce the Portfolio's ability to sell its high yield securities (liquidity risk).

Market Risk          The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Issuer Risk          The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.



Liquidity Risk       Liquidity risk exists when particular investments are
                     difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the return of the Portfolio because it may be unable to sell such illiquid securities at an advantageous time or price. The FISH:
                     Series C's investments in foreign securities, and each of the Portfolio's investments in derivatives or securities with substantial market and/or credit risk, tend to have the greatest exposure to liquidity risk.



Derivatives Risk     Each Portfolio may use derivatives, which are financial
                     contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment
                     Objectives
                     and Policies" in the Statement of Additional Information.
                     The Portfolios may sometimes use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The
                     Portfolios may also use derivatives for leverage, in which case their use would involve leveraging risk. A Portfolio's use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities and other traditional investments.
                     Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.
                     They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Portfolio investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Portfolio will engage in these transactions to reduce exposure to other risks when that would be beneficial. In addition, a Portfolio's use of derivatives may increase the taxes payable by shareholders.



Mortgage Risk        Because the Portfolios purchase mortgage-related and
                     other asset-backed securities, they are subject to certain additional risks. Rising interest rates tend to extend the duration of mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Portfolio that holds mortgage-related and other asset-backed securities may exhibit additional volatility.
                     This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk.
                     When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Portfolio because it will have to reinvest that money at the lower prevailing interest rates.



Foreign (Non-U.S.)   The FISH: Series C, which invests in part in foreign fixed
Investment Risk      income securities, may experience more rapid and extreme
                     changes in value than a portfolio that invests exclusively in fixed income securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Portfolio's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Portfolio could lose its entire investment in foreign securities. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Portfolio invests a significant portion of its assets in a concentrated geographic area like Eastern Europe or Asia, the Portfolio will generally have more exposure to regional economic risks associated with foreign investments.


Emerging Markets     Because the FISH: Series C may invest to a limited
Risk                 extent in emerging market fixed income securities of
                     issuers based in countries with developing economies, foreign investment risk may be particularly high.
                     These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.


Currency Risk        Because the FISH: Series C invests directly in foreign
                     currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International
                     Monetary Fund, and by the imposition of currency controls or other political developments in the U.S. or abroad.
                     As a result, the Portfolio's investments in foreign currency-denominated securities may reduce the return of the Portfolio.


Non-diversification  Focusing investments in a small number of issuers
Risk increases risk. Each Portfolio is "non-diversified," which means that it may invest a greater percentage of its assets in the securities of a single issuer than "diversified" funds. Portfolios that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

Leveraging Risk      Each of the Portfolios may engage in transactions that give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leveraging risk. To mitigate leveraging risk, PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, will cause a Portfolio to be more volatile than if the Portfolio had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio's securities.

Smaller Company      The general risks associated with fixed income securities
Risk                 are particularly pronounced for securities issued by
                     companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities, and their values may fluctuate more sharply than other securities. Companies with medium-sized market capitalizations may have risks similar to those of smaller companies.

Management Risk      Each Portfolio is subject to management risk because it is an actively managed investment portfolio. Each Portfolio's sub-adviser and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolios, but there can be no guarantee that these will produce the desired results.

                     Management of the Portfolios
Investment Adviser,  PIMCO Advisors L.P. serves as the investment adviser for
Sub-adviser and      the Portfolios. Pacific Investment Management Company
Administrator        ("PIMCO") serves as the sub-adviser for the Portfolios.
                     PIMCO Advisory Services serves as the administrator and sole trading desk for purchases and redemptions of Portfolio shares. Subject to the supervision of the Board of Trustees, PIMCO is responsible for managing the investment activities of the Portfolios, PIMCO Advisors
                     L.P. is responsible for managing the Portfolios' business affairs, and PIMCO Advisory Services, in its role as the administrator, is responsible for other administrative matters.

                          PIMCO Advisors L.P. is located at 800 Newport Center
                     Drive, Newport Beach, California 92660. Organized in 1987, PIMCO Advisors L.P. provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2000, PIMCO Advisors L.P. and its subsidiary partnerships had approximately $264 billion in assets under management.

                          PIMCO is located at 840 Newport Center Drive, Newport
                     Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of June 30, 2000, PIMCO had approximately $199.3 billion in assets under management.

                          PIMCO Advisory Services is located at 1345 Avenue of
                     the Americas, New York, New York 10105.

Advisory Fees        Neither Portfolio pays any advisory or other fees.

Individual           A team of investment professionals, led by William H.
Portfolio Managers   Gross, a founding partner of PIMCO, has had primary
                     responsibility for managing the Portfolios since their inception. For the past five years, Mr. Gross has been Managing Director and Chief Investment Officer of PIMCO.


Distributor          The Portfolios' Distributor is PIMCO Funds Distributors
                     LLC, a wholly owned subsidiary of PIMCO Advisors. The
                     Distributor, located at 2187 Atlantic Street, Stamford,
                     Connecticut 06902, is a broker-dealer registered with the SEC.


                     Purchases and Redemptions

Purchasing Shares    Investors may purchase Portfolio shares at the relevant net asset value of that Portfolio without a sales charge or other fee.

                     Shares of the Portfolios are offered exclusively to registered investment advisers approved by PIMCO Advisory Services.


                     o Timing of Purchase Orders and Share Price Calculations. A purchase order initiated by PIMCO Advisory Services, in its role as the trading desk, prior to 4:00 p.m., Eastern
                     Time, on a day the Portfolios are open for business, will be effected at that day's net asset value. An order received after 4:00 p.m., Eastern Time will be effected at the net asset value determined on the next business day. The Portfolios are "open for business" on each day the New York Stock Exchange is open for trading. Purchase orders will be accepted only on days on which the Portfolios are open for business.


                     o Initial Investment. Registered investment advisers may open an account by submitting an executed Client Agreement, a copy of which is mailed to PIMCO Advisory Services at 1345 Avenue of the Americas, New York, New York 10105. There are no maximum or minimum initial investment requirements.


                     o Additional Investments. Additional shares can be purchased only through PIMCO Advisory Services, and payment must be wired in federal funds to the transfer agent.


                     o Other Purchase Information. Purchases of a Portfolio's shares will be made only in full shares. Certificates for shares will not be issued. The payment for shares to be purchased shall be wired to the Portfolio's transfer agent.

                          Each of the Portfolios, acting through PIMCO Advisory
                     Services, in its role as the administrator, reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolios or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Portfolios.

                          An investor should invest in the Portfolios for
                     long-term investment purposes only. The Portfolios, acting through PIMCO Advisory Services, in its role as the administrator, each reserve the right to restrict purchases of Portfolio shares when a pattern of frequent purchases and sales made in response to short-term fluctuations in share price appears evident. Notice of any such restrictions, if any, will vary according to the particular circumstances.

                     o Redemption by Electronic Transmission. Shares can be redeemed only through PIMCO Advisory Services, in its role as the trading desk.


                     o Other Redemption Information. Redemption requests for Portfolio shares are effected at the net asset value per share next determined after receipt of a redemption request by PIMCO Advisory Services, in its role as the trading desk. A redemption request received by the transfer agent prior to 4:00 p.m., Eastern Time, on a day the Portfolios are open for business, is effected on that day. A redemption request received after that time is effected on the next business day.


                            Redemption proceeds will be wired to the registered
                     investment adviser within one business day after the redemption request, but may take up to three business days. Redemption proceeds will be sent by wire only. The Portfolios may suspend the right of redemption or postpone the payment date at times when the New York Stock Exchange is closed, or during certain other periods as permitted under the federal securities laws.

                            Each Portfolio reserves the right to redeem shares
                     of any registered investment adviser at the then-current value of such shares (which will be paid promptly to the registered investment adviser) if the registered investment adviser is no longer approved by PIMCO Advisory Services. A registered investment adviser will receive advance notice of any such mandatory redemption.


                            It is highly unlikely that shares would ever be
                     redeemed in kind. Each Portfolio agrees to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Portfolio's net assets during any 90-day period for any one registered investment adviser. However, in consideration of the best interests of the remaining investors, each Portfolio reserves the right to pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the Portfolio in lieu of cash. When shares are redeemed in kind, the redeeming registered investment adviser should expect to incur transaction costs upon the disposition of the securities received in the distribution.

                      How Portfolio Shares Are Priced

                      The net asset value of a Portfolio's shares is determined by dividing the total value of a Portfolio's investments and other assets attributable to that Portfolio, less any liabilities, by the total number of shares outstanding of that Portfolio.

                         For purposes of calculating net asset value,
                     portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices or, if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.


                            Investments initially valued in currencies other
                     than the U.S. dollar are converted to U.S. dollars using foreign exchange rates obtained from pricing services. As a result, the net asset value of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to buy or redeem shares.



                            Portfolio shares are valued at 4:00 p.m., Eastern
                     Time on each day that the New York Stock Exchange and the Portfolios are open. For purposes of calculating the net asset value, information that becomes known to the Portfolios or their agents after the net asset value has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the net asset value determined earlier that day.

                            In unusual circumstances, instead of valuing
                     securities in the usual manner, the Portfolios may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to 4:00 p.m. Eastern Time.


                     Portfolio Distributions

                     Each Portfolio distributes substantially all of its net investment income to shareholders investing in the Portfolio in the form of dividends. An investment in Portfolio shares begins earning dividends on the shares the day after the Portfolio receives the related purchase payment. Dividends are paid monthly on the last business day of the month.

                          In addition, each Portfolio distributes any net
                     capital gains it earns from the sale of portfolio securities to shareholders investing in the Portfolio no less frequently than annually. Net short-term capital gains may be paid more frequently.

                          A Portfolio's dividend and capital gain distributions
                     will be paid only in cash. Dividends will not reinvest.

                     Tax Consequences(3)

                     o Taxes on Portfolio Distributions. A shareholder subject to U.S. federal income tax will be subject to tax on Portfolio distributions. For federal income tax purposes, Portfolio distributions will be taxable to the shareholder as either ordinary income or capital gains.

                          Portfolio dividends (i.e., distributions of investment
                     income) are taxable to shareholders investing in the Portfolio as ordinary income. Federal taxes on Portfolio distributions of gains are determined by how long the Portfolio owned the investments that generated the gains, rather than how long a shareholder has owned the shares. Distributions of gains from investments that a Portfolio owned for more than 12 months will generally be taxable to shareholders as capital gains. Distributions of gains from investments that the Portfolio owned for 12 months or less will generally be taxable as ordinary income.

                          Portfolio distributions are taxable to shareholders
                     even if they are paid from income or gains earned by a Portfolio prior to the shareholder's investment and thus were included in the price paid for the shares. For example, a shareholder who purchases shares on or just before the record date of a Portfolio distribution will pay full price for the shares and may receive a portion of his or her investment back as a taxable distribution.

                          A Portfolio's investment in certain debt obligations
                     (including obligations issued with market discount, zero-coupon bonds, pay-in-kind securities, catastrophe bonds, and metal-indexed notes) may cause the Portfolio to recognize taxable income in excess of the cash generated by such obligations. Thus, the Portfolio could be required at times to liquidate other investments in order to distribute all of its net income and gain annually.

                          The FISH: Series C's investment in foreign securities
                     may be subject to foreign withholding taxes. In that case, the Portfolio's yield on these securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Portfolio's investment in foreign securities or foreign currencies may increase or accelerate the Portfolio's recognition of ordinary income and may affect the timing or amount of the Portfolio's distributions.

                     o Taxes on Redemption of Shares. Any gain resulting from the sale of Portfolio shares will generally be subject to federal income tax.

                     Characteristics and Risks of
                     Securities and Investment Techniques

                     This section provides additional information about some of the principal investments and related risks of the Portfolios described under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that may be used by the Portfolios from time to time. Most of these securities and investment techniques are discretionary, which means that PIMCO can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Portfolios. As with any portfolio, investors in the Portfolios rely on the professional investment judgment and skill of PIMCO and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Portfolios.

                     (3) This section relates only to federal income tax; the consequences under other tax laws may differ. Shareholders should consult their tax advisors as to the possible application of foreign, state and local income tax laws to Portfolio dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Portfolios.

Securities           The total return sought by a Portfolio consists of both
Selection            income earned on a Portfolio's investments and capital
                     appreciation, if any, arising from increases in the market value of a Portfolio's holdings. Capital appreciation of fixed income securities generally results from decreases in market interest rates or improving credit fundamentals for a particular market sector or security.


                          In selecting securities for a Portfolio, PIMCO
                     develops an outlook for interest rates, currency exchange rates and the economy, analyzes credit and call risks, and uses other security selection techniques. The proportion of a Portfolio's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.


                     PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into the following sectors: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.


U.S. Government      U.S. Government Securities are obligations of, or
Securities           guaranteed by, the U.S. Government, its agencies or
                     government-sponsored enterprises. U.S. Government
                     Securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk. U.S.
                     Government Securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.


Corporate Debt       Corporate debt securities are subject to the risk of the
Securities           issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.


Variable and         Variable and floating rate securities provide for a
Floating Rate        periodic adjustment in the interest rate paid on the
Securities           obligations. Each Portfolio may invest in floating rate
                     debt instruments ("floaters") and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Portfolio will participate in any declines in interest rates as well.
                     Each Portfolio may also invest in inverse floating rate debt instruments ("inverse floaters"). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality. A Portfolio may not invest more than 40% of its net assets in any combination of inverse floaters, interest-only, or principal-only securities.



Foreign (Non-U.S.)   Investing in foreign securities involves special risks and
Securities           considerations not typically associated with investing in
                     U.S. securities. Registered investment advisers should consider carefully the substantial risks involved for the
                     FISH: Series C, which invests in securities issued by foreign companies and governments of foreign countries.
                     These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability.
                     Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.
                     The FISH: Series C also may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities.
                     Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

                          Emerging Market Securities. The FISH: Series C may
                     invest up to 15% of its assets in securities of issuers based in countries with developing (or "emerging market") economies. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


                          Additional risks of emerging markets securities may
                     include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

                          The FISH: Series C may invest in Brady Bonds, which
                     are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with a debt restructuring. Investments in Brady Bonds may be viewed as speculative. Brady Bonds acquired by the Portfolio may be subject to restructuring arrangements or to requests for new credit, which may cause the Portfolio to suffer a loss of interest or principal on any of its holdings.


Foreign (Non-U.S.)   The FISH: Series C, which may invest directly in foreign
Currencies           currencies or in securities that trade in, or receive
                     revenues in, foreign currencies, is subject to currency risk. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments.
                     For example, uncertainty surrounds the introduction of the euro (a common currency unit for the European
                     Union) and the effect it may have on the value of securities denominated in local European currencies. These and other currencies in which the Portfolio's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Portfolio.



                          Foreign Currency Transactions. The FISH: Series C may
                     enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Portfolio is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency may result in losses if the value of the sold currency increases. The Portfolio may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable transactions may not be available in all circumstances, and there can be no assurance that the Portfolio will engage in such transactions at any given time or from time to time.
                     Also, such transactions may not be successful and may eliminate any chance for a Portfolio to benefit from favorable fluctuations in relevant foreign currencies. The Portfolio may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or basket of currencies) when exchange rates between the two currencies are positively correlated. The Portfolio will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

High Yield           Securities rated lower than Baa by Moody's Investors
Securities           Service, Inc. or lower than BBB by Standard & Poor's
                     Ratings Services are sometimes referred to as "high yield" or "junk" bonds. Investing in high yield securities involves special risks in addition to the risks associated with investments in higher-rated fixed income securities.
                     While offering a greater potential opportunity for capital appreciation and higher yields, high yield securities typically entail greater potential price volatility and may be less liquid than higher-rated securities. High yield securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. They may also be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-rated securities.


                          Credit Ratings and Unrated Securities. Rating agencies
                     are private services that provide ratings of the credit quality of fixed income securities, including convertible securities. Appendix A to this Prospectus describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings, and an issuer's current financial condition may be better or worse than a rating indicates. A Portfolio will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO does not rely solely on credit ratings, and develops its own analysis of issuer credit quality.


                          A Portfolio may purchase unrated securities (which are
                     not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Portfolio may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Portfolio invests in high yield and/or unrated securities, the Portfolio's success in achieving its investment objective may depend more heavily on the portfolio manager's creditworthiness analysis than if the Portfolio invested exclusively in higher-quality and rated securities.

Inflation-Indexed    Inflation-indexed bonds are fixed income securities whose
Bonds                principal value is periodically adjusted according to the
                     rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
                     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.


Derivatives          Each Portfolio may, but is not required to, use derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes.
                     Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements. Each Portfolio may invest some or all of its assets in derivative instruments, subject to the Portfolio's objectives and policies. A portfolio manager may decide not to employ any of these strategies, and there is no assurance that any derivatives strategy used by a Portfolio will succeed. A description of these and other derivative instruments that the Portfolios may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.


                          A Portfolio's use of derivative instruments involves
                     risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Portfolios.

                          Management Risk. Derivative products are highly
                     specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

                          Credit Risk. The use of a derivative instrument
                     involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

                          Liquidity Risk. Liquidity risk exists when a
                     particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

                          Leverage Risk. Because many derivatives have a
                     leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Portfolio uses derivatives for leverage, investments in that Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Portfolio will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

                          Lack of Availability. Because the markets for certain
                     derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Portfolio will engage in derivatives transactions at any time or from time to time. A Portfolio's ability to use derivatives may also be limited by certain regulatory and tax considerations.

                          Market and Other Risks. Like most other investments,
                     derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Portfolio's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Portfolio, the Portfolio might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Portfolio investments. A Portfolio may also have to buy or sell a security at a disadvantageous time or price because the Portfolio is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.


                          Other risks in using derivatives include the risk of
                     mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Portfolio's use of derivatives may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Portfolio had not used such instruments.


Convertible          Each Portfolio may invest in convertible securities.
Securities           Convertible securities are generally preferred stocks and
                     other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at a stated price or rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. Convertible securities may be lower-rated securities subject to greater levels of credit risk. A Portfolio may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Portfolio's ability to achieve its investment objective.


                          While the Portfolios intend to invest primarily in
                     fixed income securities, each may invest in convertible securities or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, a Portfolio may consider equity securities or convertible securities to gain exposure to such investments.

                     Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably.

                     Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The value of an equity security may also decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods or services.



Mortgage-Related     The FISH: Series M invests primarily, and the FISH: Series
and Other            C may invest up to 30% of its assets, in mortgage-related
Asset-Backed         and other asset-backed securities. Mortgage-related
Securities           securities include mortgage pass-through securities,
                     collateralized mortgage obligations, commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.


                          The value of some mortgage-related and other asset-
                     backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

                          One type of stripped mortgage-backed security has one
                     class receiving all of the interest from the mortgage assets (the interest-only class), while the other class will receive all of the principal (the principal-only class). The yield to maturity on an interest-only class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. The FISH: Series M may not invest more than 40% of its net assets in any combination of interest-only, principal-only, or inverse floating rate securities. Each Portfolio may invest in other asset-backed securities that have been offered to investors.

Municipal Bonds      Municipal bonds are generally issued by state and local
                     governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.
                     Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds.

Loan Participations  The FISH: Series C may invest in fixed-rate and floating-
and Assignments      rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If the Portfolio purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.

Delayed Funding      The FISH: Series C may also enter into, or acquire
Loans and Revolving  participations in, delayed funding loans and revolving
Credit Facilities    credit facilities, in which a lender agrees to make loans
                     up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Portfolio is committed to advance additional funds, it will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

Loans of Portfolio   For the purpose of achieving income, each Portfolio may
Securities           lend its portfolio securities to brokers, dealers, and
                     other financial institutions, provided that a number of conditions are satisfied, including that the loan be fully collateralized. Please see "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Portfolio lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Portfolio will also receive a fee or interest on the collateral.
                     Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Portfolio may pay lending fees to a party arranging the loan.


Short Sales          Each Portfolio may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. Short sales expose a Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Portfolio. A Portfolio making a short sale (other than a "short sale against the box") must segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.


When-Issued,         Each Portfolio may purchase securities which it is eligible
Delayed Delivery     to purchase on a when-issued basis, may purchase and sell
and Forward          such securities for delayed delivery and may make contracts
Commitment           to purchase such securities for a fixed price at a future
Transactions         date beyond normal settlement time (forward commitments).
                     When-issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Portfolio's overall investment exposure. Typically, no income accrues on securities a Portfolio has committed to purchase prior to the time delivery of the securities is made, although a Portfolio may earn income on securities it has segregated to cover these positions.

Repurchase           Each Portfolio may enter into repurchase agreements, in
Agreements           which the Portfolio purchases a security from a bank or
                     broker-dealer that agrees to repurchase the security at the Portfolio's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Portfolio will seek to sell the securities which it holds.
                     This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.


Reverse Repurchase   Each Portfolio may enter into reverse repurchase agreements
Agreements, Dollar   and dollar rolls, subject to the Portfolio's limitations on
Rolls and Other      borrowings. A reverse repurchase agreement or dollar roll
Borrowings           involves the sale of a security by a Portfolio and its
                     agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Portfolio will segregate assets determined to be liquid by PIMCO in accordance with procedures established by the Board of Trustees or otherwise cover its obligations under reverse repurchase agreements, dollar rolls and other borrowings. A Portfolio also may borrow money for investment purposes subject to any policies of the Portfolio currently described in this Prospectus or in the Statement of Additional Information.
                     Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Portfolio.


Event-Linked Bonds   Each Portfolio may invest in "event-linked bonds," which
                     are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" catastrophic event, such as a hurricane, earthquake or some other physical or weather-related phenomenon. Some event-related bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, a Portfolio may lose a portion or all of its principal invested in the bond. Event-related bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-related bonds may also expose the Portfolio to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences.
                     Event-related bonds may also be subject to liquidity risk.


Portfolio Turnover   The length of time a Portfolio has held a particular
                     security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as "portfolio turnover." Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed). The trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio's performance.


Illiquid Securities  Each Portfolio may invest up to 15% of its net assets in illiquid securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued the securities. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Other  Each Portfolio may invest up to 10% of its assets in
Investment           securities of other investment companies, such as
Companies            closed-end management investment companies, or in pooled
                     accounts or other investment vehicles which invest in foreign markets. As a shareholder of an investment company, a Portfolio may indirectly bear service and other fees which are in addition to the fees the Portfolio pays its service providers.

Temporary Defensive  For temporary or defensive purposes, each Portfolio may
Strategies           invest without limit in U.S. debt securities, including
                     short-term money market securities, when PIMCO deems it appropriate to do so. When a Portfolio engages in such strategies, it may not achieve its investment objective.

Changes in           The investment objective of each Portfolio may be changed
Investment           by the Board of Trustees without the approval of the
Objectives and       registered investment advisers investing in the Portfolio.
Policies             Unless otherwise stated, all other investment policies of
                     the Portfolios may be changed by the Board of Trustees without the approval of the registered investment advisers investing in the Portfolios.

Percentage           Unless otherwise stated, all percentage limitations on
Investment           Portfolio investments listed in this Prospectus will apply
Limitations          at the time of investment. A Portfolio would not violate
                     these limitations unless an excess or deficiency were to occur or exist immediately after and as a result of an investment.

Other Investments    The Portfolios may invest in other types of securities and
and Techniques       use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Portfolios to additional risks.
                     Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Portfolios.


Financial            The financial highlights table is intended to help you
Highlights           understand the financial performance of each Portfolio
                     since it was first offered. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular
                     Portfolio, assuming reinvestment of all dividends. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Portfolio's financial statements, are included in the annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from PIMCO
                     Advisory Services.

                     For a share of beneficial interest outstanding for the period March 17, 2000* through October 31, 2000.



                                                        Series C      Series M
                                                        --------      --------
Net asset value, beginning of period                      $10.00        $10.00

Income from Investment Operations:
Net investment income                                       0.45          0.45
Net realized and unrealized gain on investments             0.12          0.45
  Total income from investment operations                   0.57          0.90

Dividends to Shareholders from:
Net investment income                                      (0.45)        (0.45)

Net asset value, end of period                            $10.12        $10.45

Total Return (1)                                            5.79%         9.16%

Ratios/Supplemental data:
Net assets, end of period (000's)                        $10,396       $10,597
Ratio of expenses to average net assets (2)                 0.00%         0.00%
Ratio of net investment income to average
  net assets (2)                                            7.04%         7.00%
Portfolio Turnover                                           547%          930%

*   Commencement of operations

(1) Assumes reinvestment of all dividends. Total return for a period of less than one year is not annualized.

(2) Annualized

Appendix A           A Portfolio's investments may range in quality from
Description of       securities in the lowest category in which the Portfolio is
Securities Ratings   permitted to invest to securities rated in the highest
                     category (as rated by Moody's or S&P or, if unrated, determined by PIMCO to be of comparable quality). The percentage of a Portfolio's assets invested in securities in a particular rating category will vary. The following terms are generally used to describe the credit quality of fixed income securities.

                     High Quality Debt Securities are those rated in one of the two highest rating categories (the highest category for commercial paper) or, if unrated, deemed comparable by PIMCO.

                     Investment Grade Debt Securities are those rated in one of the four highest rating categories or, if unrated, deemed comparable by PIMCO.
                     Below Investment Grade, High Yield Securities are those rated lower than Baa by Moody's or BBB by S&P and comparable securities. They are deemed predominately speculative with respect to the issuer's ability to repay principal and interest.
                     Following is a description of Moody's and S&P's rating categories applicable to fixed income securities.

Moody's Investors    Corporate and Municipal Bond Ratings
Service, Inc.
                     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

                     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

                     Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                     B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                     C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                     Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classified from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range raking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-     Moody's short-term debt ratings are opinions of the ability
Term Debt Ratings    of issuers to repay punctually senior debt obligations
                     which have an original maturity not exceeding one year.
                     Obligations relying upon support mechanisms such as letters of credit and bonds of indemnity are excluded unless explicitly rated.

                     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

                     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                     PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor's    Corporate Municipal Bond Ratings
Ratings Services     Investment Grade

                     AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                     AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

                     A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions that debt in higher rated categories.

                     BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions, or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

                     Speculative Grade

                     Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

                     BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

                     B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

                     CCC: Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

                     CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

                     C: The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

                     CI: The rating CI is reserved for income bonds on which no interest is being paid.

                     D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                     Provisional ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

                     r: The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities.

                     The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

                     N.R.: Not rated.

                     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper     An S&P commercial paper rating is a current assessment of
Rating Definitions   the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

                     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

                     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                     B: Issues rated B are regarded as having only speculative capacity for timely payment.

                     C: This rating is assigned to a short-term debt obligations with a doubtful capacity for payment.

                     D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                     A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

FISH: Series C and   INVESTMENT ADVISER
FISH: Series M       PIMCO Advisors L.P., 800 Newport Center Drive, Newport
                     Beach, CA 92660

                     INVESTMENT SUB-ADVISER
                     Pacific Investment Management Company, 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660

                     ADMINISTRATOR/TRADING DESK
                     PIMCO Advisory Services, 1345 Avenue of the Americas, New York, NY 10105

                     CUSTODIAN
                     State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110



                     TRANSFER AGENT
                     National Financial Data Services, Inc., 330 West 9th Street, Kansas City, MO 64105



                     INDEPENDENT ACCOUNTANTS
                     PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

                     LEGAL COUNSEL
                     Ropes & Gray, One International Place, Boston, MA 02110


                     TRUSTEES & OFFICERS
                     Stephen J. Treadway          Chairman
                     Paul Belica                  Trustee
                     Robert E. Connor             Trustee
                     Newton B. Schott, Jr.        Secretary
                     Brian S. Shlissel            President, Chief Executive
                                                  Officer & Treasurer
                     Angie Clark                  Executive Vice President
                     Robert B. Beel               Senior Vice President
                     Jonathan C. Hart             Senior Vice President
                     Sharon Highland              Senior Vice President
                     Leslie Kravetzky             Senior Vice President
                     Joni H. Rheingold            Senior Vice President
                     Richard P. Triolo            Senior Vice President
                     Jay M. Kirkorsky             Vice President,
                                                  Senior Portfolio Trader
                     Christopher Casenhiser       Vice President
                     Raymond Harvier              Vice President
                     Jessica McInnis Hill         Vice President
                     Matthew Saunders             Vice President



The Portfolios' Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Portfolios. The SAI and the financial statements included in the Portfolios' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes.

You may get free copies of the SAI and the annual report, request other information about a Portfolio, or make inquiries by calling PIMCO Advisory Services at 1-212-739-3535.


You may review and copy information about the Portfolios, including their SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Portfolios on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Portfolios' file number under the Investment Company Act, which is 811-9721.

                               Fixed Income SHares


                       STATEMENT OF ADDITIONAL INFORMATION

                                 March 1, 2001

      This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus of Fixed Income SHares (the "Trust"), as supplemented from time to time. Through one Prospectus, dated March 1, 2001, the Trust offers two series of shares: FISH: Series C and FISH: Series M (each a "Portfolio").



      Audited financial statements for the Trust, as of October 31, 2000, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon are incorporated by reference from the Trust's Annual Report. Copies of the Prospectus and Annual Report, which are incorporated by reference (legally a part of) into this Statement of Additional Information, may be obtained free of charge at the following address and telephone number:


                              PIMCO Advisory Services
                              1345 Avenue of the Americas
                              New York, New York  10105
                              1-212-739-3535

                              TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----

THE TRUST....................................................................1

INVESTMENT OBJECTIVES AND POLICIES...........................................1
      U.S. Government Securities.............................................1
      Borrowing..............................................................1
      Preferred Stock........................................................2
      Corporate Debt Securities..............................................2
      High Yield Securities ("Junk Bonds")...................................3
      Loan Participations....................................................4
      Participation on Creditors Committees..................................4
      Variable and Floating Rate Securities..................................5
      Mortgage-Related and Asset-Backed Securities...........................5
      Convertible Securities.................................................9
      Equity-Linked Securities...............................................9
      Foreign Securities....................................................10
      Foreign Currencies....................................................12
      Bank Obligations......................................................12
      Commercial Paper......................................................13
      Money Market Instruments..............................................14
      Derivative Instruments................................................14
      When-Issued, Delayed Delivery and Forward Commitment Transactions.....21
      Warrants to Purchase Securities.......................................22
      Repurchase Agreements.................................................22
      Securities Loans......................................................22
      Stocks of Small and Medium Capitalization Companies...................23
      Illiquid Securities...................................................23
      Inflation-Indexed Bonds...............................................24
      Delayed Funding Loans and Revolving Credit Facilities.................25
      Catastrophe Bonds.....................................................25
      Hybrid Instruments....................................................25
      Precious Metals and Metal-Indexed Notes...............................26

INVESTMENT RESTRICTIONS.....................................................27
      Fundamental Investment Restrictions...................................27
      Non-Fundamental Investment Restrictions...............................28


MANAGEMENT OF THE TRUST.....................................................29
      Trustees and Officers.................................................29
      Trustees' Compensation................................................31
      Investment Adviser....................................................32
      Portfolio Management Agreement........................................33
      Portfolio Administrator...............................................33

DISTRIBUTION OF TRUST SHARES................................................34
      Distributor...........................................................34

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................34
      Investment Decisions and Portfolio Transactions.......................34

                                                                          PAGE

      Brokerage and Research Services.......................................34
      Portfolio Turnover....................................................35

NET ASSET VALUE.............................................................36

TAXATION....................................................................37
      Distributions.........................................................37
      Sales of Shares.......................................................38
      Backup Withholding....................................................38
      Options, Futures, Forward Contracts and Swap Agreements...............39
      Foreign Currency Transactions.........................................39
      Foreign Taxation......................................................39
      Original Issue Discount and Pay-In-Kind Securities....................39
      Other Taxation........................................................40


OTHER INFORMATION...........................................................40
      Capitalization........................................................40
      Performance Information...............................................40
      Calculation of Total Return...........................................42
      Potential College Cost Table..........................................48
      Compliance Efforts Related to the Euro................................51
      Voting Rights ........................................................51
      Certain Ownership of Trust Shares.....................................51
      Custodian.............................................................52
      Independent Accountants...............................................52
      Transfer Agent........................................................52
      Legal Counsel.........................................................52
      Registration Statement................................................52
      Financial Statements..................................................52
      Miscellaneous.........................................................54

                                    THE TRUST

      Fixed Income SHares (the "Trust"), is an open-end management investment company ("mutual fund") that currently consists of two separate non-diversified investment portfolios, the FISH: Series C and the FISH: Series M.

      The Trust was organized as a Massachusetts business trust on November 3, 1999.

                       INVESTMENT OBJECTIVES AND POLICIES

      In addition to the principal investment strategies and the principal risks of the Portfolios described in the Prospectus, each Portfolio may employ other investment practices and may be subject to additional risks which are described below. Certain strategies and/or risks described below may not apply to each Portfolio. Unless a strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectus, by the investment restrictions under "Investment Restrictions" in this Statement of Additional Information, or by applicable law, a Portfolio may engage in each of the practices described below.

      The Portfolios' sub-adviser, which is responsible for making investment decisions for the Portfolios, is referred to in this section and the remainder of this Statement of Additional Information as the "Sub-Adviser."

U.S. Government Securities

      U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Portfolios' shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the United States; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities include securities that have no coupons, or have been stripped of their unmatured interest coupons, individual interest coupons from such securities that trade separately, and evidences of receipt of such securities. Such securities may pay no cash income, and are purchased at a deep discount from their value at maturity. Because interest on zero coupon securities is not distributed on a current basis but is, in effect, compounded, zero coupon securities tend to be subject to greater market risk than interest-paying securities of similar maturities. Custodial receipts issued in connection with so-called trademark zero coupon securities, such as CATs and TIGRs, are not issued by the U.S. Treasury, and are therefore not U.S. Government securities, although the underlying bond represented by such receipt is a debt obligation of the U.S. Treasury. Other zero coupon Treasury securities (e.g., STRIPs and CUBEs) are direct obligations of the U.S. Government.

Borrowing

      Subject to the limitations described under "Investment Restrictions" below, each Portfolio may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Portfolio's assets and may cause a Portfolio to liquidate positions when it would not be advantageous to do so. This borrowing may be unsecured. Provisions of the Investment Company Act of 1940, as amended ("1940 Act"), require a Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Portfolio's total assets made for temporary administrative purposes. As noted under "Investment Restrictions," the Portfolios are subject to limitations on borrowings which are more strict than those imposed by the 1940 Act. Any borrowings for temporary administrative purposes in excess of 5% of the Portfolio's total assets will require the Portfolio to maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Portfolio may be required to sell some of its holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

      From time to time, the Trust may enter into, and make borrowings for temporary purposes related to the redemption of shares under, a credit agreement with third-party lenders. Borrowings made under such a credit agreement will be allocated between the Portfolios pursuant to guidelines approved by the Board of Trustees.

      In addition to borrowing for temporary purposes, a Portfolio may enter into reverse repurchase agreements if permitted to do so under its investment restrictions. A reverse repurchase agreement involves the sale of a portfolio-eligible security by a Portfolio, coupled with its agreement to repurchase the instrument at a specified time and price. The Portfolio will segregate assets determined to be liquid by the Adviser or the Portfolio's Sub-Adviser in accordance with procedures established by the Board of Trustees and equal (on a daily mark-to-market basis) to its obligations under reverse repurchase agreements with broker-dealers (but not banks). However, reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. Reverse repurchase agreements will be subject to the Portfolios' limitations on borrowings as specified under "Investment Restrictions" below.

Preferred Stock

      Each Portfolio may invest in preferred stock. Preferred stock is a form of equity ownership in a corporation. The dividend on a preferred stock is a fixed payment which the corporation is not legally bound to pay. Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Portfolio can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock.

Corporate Debt Securities

      Each Portfolio may invest in corporate debt securities and/or hold their assets in these securities for cash management purposes. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

      A Portfolio's investments in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities) which meet the minimum ratings criteria set forth for the Portfolio, or, if unrated, are deemed to be comparable in quality to corporate debt securities in which the Portfolio may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

      Among the corporate debt securities in which the Portfolios may invest are convertible securities. A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock.

      A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a Portfolio is called for redemption, the Portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party.

High Yield Securities ("Junk Bonds")

      Each of the Portfolios may invest in debt/fixed income securities of domestic or foreign issuers that meet minimum ratings criteria set forth for a Portfolio, or, if unrated, are of comparable quality in the opinion of the Portfolio's Sub-Adviser. A description of the ratings categories used is set forth in the Prospectus.

      A security is considered to be below "investment grade" quality if it is either (1) not rated in one of the four highest rating categories by one of the Nationally Recognized Statistical Rating Organizations ("NRSROs") (i.e., rated Ba or below by Moody's Investors Service, Inc. ("Moody's") or BB or below by Standard & Poor's Ratings Services ("S&P")) or (2) if unrated, determined by the Sub-Adviser to be of comparable quality to obligations so rated.

      Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but it also typically entails greater price volatility as well as principal and income risk. High yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The market for these securities is relatively new, and many of the outstanding high yield securities have not endured a major business recession. A long-term track record on default rates, such as that for investment grade corporate bonds, does not exist for this market. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt/fixed income securities. Each Portfolio of the Trust may continue to hold such securities following a decline in their rating if in the opinion of the Adviser or the Sub-Adviser, as the case may be, it would be advantageous to do so. Investments in high yield securities that are eligible for purchase by the Portfolios are described as "speculative" by both Moody's and S&P.

      Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated fixed income securities. While offering a greater potential opportunity for capital appreciation and higher yields than investments in higher rated debt securities, high yield securities typically entail greater potential price volatility and may be less liquid than investment grade debt. High yield securities may be regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and achievement of a Portfolio's investment objective may, to the extent of its investments in high yield securities, depend more heavily on the Sub-Adviser's creditworthiness analysis than would be the case if the Portfolio were investing in higher quality securities.

      High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities are likely to be sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt/fixed income securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Portfolios investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically and in cash. Even though such securities do not pay current interest in cash, a Portfolio nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Portfolio could be required at times to liquidate other investments in order to satisfy its distribution requirements.

      Prices of high yield/high risk securities have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to economic downturns or individual corporate developments. The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Portfolios could sell a high yield security, and could adversely affect the daily net asset value of the shares. Lower liquidity in secondary markets could adversely affect the value of high yield/high risk securities held by the Portfolios. While lower rated securities typically are less sensitive to interest rate changes than higher rated securities, the market prices of high yield/high risk securities structured as "zero coupon" or "pay-in-kind" securities may be affected to a greater extent by interest rate changes. See the Prospectus for further information regarding high yield/high risk securities. For instance, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

      Debt securities are purchased and sold principally in response to current assessments of future changes in business conditions and the levels of interest rates on debt/fixed income securities of varying maturities, the availability of new investment opportunities at higher relative yields, and current evaluations of an issuer's continuing ability to meet its obligations in the future. The average maturity or duration of the debt/fixed income securities in a Portfolio's portfolio may vary in response to anticipated changes in interest rates and to other economic factors. Securities may be bought and sold in anticipation of a decline or a rise in market interest rates. In addition, a Portfolio may sell a security and purchase another of comparable quality and maturity (usually, but not always, of a different issuer) at approximately the same time to take advantage of what are believed to be short-term differentials in values or yields.


Loan Participations

     Each portfolio may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. A Portfolio may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing loan participations, a Portfolio assumes the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The participation interests in which a Portfolio intends to invest may not be rated by any nationally recognized rating service.

     A loan is often administered by an agent bank acting as agent for all holders. The agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, a Portfolio has direct recourse against the corporate borrower, the Portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

     A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of a Portfolio were determined to be subject to the claims of the agent bank's general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (e.g., an insurance company or governmental agency) similar risks may arise.

     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Portfolio does not receive scheduled interest or principal payments on such indebtedness, the Portfolio's share price and yield could be adversely affected. Loans that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

     The Portfolios may invest in loan participations with credit quality comparable to that of issuers of its securities investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Portfolio bears a substantial risk of losing the entire amount invested.

     Each Portfolio limits the amount of its total assets that it will invest in any one issuer or in issuers within the same industry (see "Investment Restrictions"). For purposes of these limits, a Portfolio generally will treat the corporate borrower as the "issuer" of indebtedness held by the Portfolio.
In the case of loan participations where a bank or other lending institution serves as a financial intermediary between a Portfolio and the corporate borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the corporate borrower, Securities and Exchange Commission ("SEC") interpretations require the Portfolio to treat both the lending bank or other lending institution and the corporate borrower as "issuers" for the purposes of determining whether the Portfolio has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict a Portfolio's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

     Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what PIMCO believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Portfolio's net asset value than if that value were based on available market quotations, and could result in sigificant variations in the Portfolio's daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve. In addition, the Portfolios currently intend to treat indebtedness for which there is no readily available market as illiquid for purposes of the Portfolio's limitation on illiquid investments. Investments in loan participations are considered to be debt obligations for purposes of the Portfolio's investment restriction relating to the lending of funds or assets by a Portfolio.

     Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to the Portfolios. For example, if a loan is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Portfolios rely on PIMCO's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Portfolios.


Participation on Creditors Committees

      A Portfolio may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by the Portfolio. Such participation may subject a Portfolio to expenses such as legal fees and may make the Portfolio an "insider" of the issuer for purposes of the federal securities laws, and therefore may restrict the Portfolio's ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Portfolio on such committees also may expose the Portfolio to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Portfolio would participate on such committees only when the Adviser and the Sub-

Adviser believe that such participation is necessary or desirable to enforce the Portfolio's rights as a creditor or to protect the value of securities held by the Portfolio.

Variable and Floating Rate Securities

      Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

      The Portfolios may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or U.S. Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide a Portfolio with a certain degree of protection against rises in interest rates, but generally do not allow the Portfolio to participate fully in appreciation resulting from any general decline in interest rates.

      Each Portfolio may also invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security generally will exhibit greater price volatility than a fixed rate obligation of similar credit quality. See "Mortgage-Related and Asset-Backed Securities" below.

Mortgage-Related and Asset-Backed Securities

      The Portfolios may invest in mortgage-related securities, and in other asset-backed securities (unrelated to mortgage loans) that are offered to investors currently or in the future. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The value of some mortgage- related or asset-backed securities in which the Portfolios invest may be particularly sensitive to changes in prevailing interest rates, and, like other fixed income investments, the ability of a Portfolio to successfully utilize these instruments may depending part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. See "Mortgage Pass-Through Securities" below. Certain debt securities are also secured with collateral consisting of mortgage-related securities. See "Collateralized Mortgage Obligations" below.

      Mortgage Pass-Through Securities. Mortgage Pass-Through Securities are securities representing interests in "pools" of mortgage loans secured by residential or commercial real property. Interests in pools of mortgage- related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass- through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association ("GNMA")) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

      The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Portfolio to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such security can be expected to increase.

      Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the GNMA) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").


      Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.


      FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government. Instead, they are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations.


      Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees, and the creditworthiness of the issuers thereof, will be considered in determining whether a mortgage-related security meets the Trust's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Portfolio may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Sub-Adviser determines that the securities meet the Portfolio's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. A Portfolio will not purchase mortgage-related securities or any other assets which in the Sub-Adviser's opinion are illiquid if, as a result, more than 15% of the value of the Portfolio's net assets (taken at market value at the time of investment) will be invested in illiquid securities.

      Mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instru mentalities, are not subject to a Portfolio's industry concentration restrictions, see "Investment Restrictions," by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, the Portfolios take the position that mortgage-related securities do not represent interests in any particular "industry" or group of industries. The assets underlying such securities may be represented by a portfolio of first lien residential mortgages (including both whole mortgage loans and mortgage participation interests) or portfolios of mortgage pass-through securities issued or guaranteed by GNMA, FNMA or FHLMC. Mortgage loans underlying a mortgage-related security may in turn be insured or guaranteed by the FHA or the VA. In the case of private issue mortgage-related securities whose underlying assets are neither U.S. Government securities nor U.S. Government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, the security may be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of residential homeowners to make payments of principal and interest on the underlying mortgages.


      Collateralized Mortgage Obligations ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.


      CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

      In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.




      FHLMC Collateralized Mortgage Obligations. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semi- annually, as opposed to monthly. The amount of principal payable on each semi-annual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

      If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

      Criteria for the mortgage loans in the pool backing the FHLMC CMOs are identical to those of FHLMC PCS. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

      Commercial Mortgage-Backed Securities. Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage- or asset-backed securities.

      Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including stripped mortgage-backed securities. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.


     CMO Residuals. CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/ or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Other Mortgage-Related Securities -- Stripped Mortgage-Backed Securities." In addition, if a series of CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances a Portfolio may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been registered under the Securities Act of 1933, as amended (the "1933 Act"). CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and my be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.


      Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities ("SMBS") are derivative multi- class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

      SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "IO" class), while the other class will receive all of the principal (the "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Portfolio's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

      Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were developed fairly recently. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Portfolio's limitations on investment in illiquid securities.

      Other Asset-Backed Securities. Similarly, the Adviser and Sub-Adviser expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future and may be purchased by the Portfolios. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

      Consistent with a Portfolio's investment objectives and policies, the Adviser and Sub-Adviser also may invest in other types of asset-backed securities.

Convertible Securities

      Each Portfolio may invest in convertible securities. The Portfolios' Sub-Adviser will select convertible securities to be purchased by the Portfolio based primarily upon its evaluation of the fundamental investment characteristics and growth prospects of the issuer of the security. As a fixed income security, a convertible security tends to increase in market value when interest rates decline and to decrease in value when interest rates rise. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases.

      The Portfolios may invest in so-called "synthetic convertible securities," which are composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, the Portfolios may purchase a non-convertible debt security and a warrant or option. The synthetic convertible differs from the true convertible security in several respects. Unlike a true convertible security, which is a single security having a unitary market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the "market value" of a synthetic convertible is the sum of the values of its fixed income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

Equity-Linked Securities

      Each Portfolio may invest up to 5% of its net assets in equity-linked securities. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or sometimes a single stock. To the extent that a Portfolio invests in an equity-linked security whose return corresponds to the performance of a foreign securities index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign equity securities. See "Foreign Securities" in this Statement of Additional Information. In addition, the Portfolios bear the risk that the issuer of an equity-linked security may default on its obligations under the security. Equity-linked securities may be considered illiquid and thus subject to the Portfolios' restrictions on investments in illiquid securities.

Foreign Securities

      The FISH: Series C may invest in U.S. dollar or foreign currency-denominated corporate debt securities of foreign issuers; foreign equity securities, including preferred securities of foreign issuers; certain foreign bank obligations; and U.S. dollar- or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.

        The FISH: Series C may invest in American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or Global Depository Receipts ("GDRs"). ADRs are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. EDRs are foreign currency-denominated receipts similar to ADRs and are issued and traded in Europe, and are publicly traded on exchanges or over-the-counter in the United States. GDRs may be offered privately in the United States and also trade in public or private markets in other countries. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program.

      Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These include: differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political instability which can affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

      The risks of investing in foreign securities are particularly high when securities of issuers based in developing (or "emerging market") countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the Portfolio's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity and significantly smaller market capitalization of securities markets. In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities, and high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

      The FISH: Series C's investments in foreign currency denominated debt obligations and hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Portfolio's income distributions to constitute returns of capital for tax purposes or require the Portfolio to make distributions exceeding book income to qualify as a regulated investment company for federal tax purposes.

      Special Risks of Investing in Russian and Other Eastern European Securities. The FISH: Series C may invest its assets in securities of issuers located in Russia and in other Eastern European countries. The political, legal and operational risks of investing in the securities of Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. Investments in Eastern European countries may involve acute risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. Also, certain Eastern European countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property.

      In addition, governments in certain Eastern European countries may require that a governmental or quasi-governmental authority act as custodian of a Portfolio's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Portfolio's cash and securities, the Portfolio's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such circumstances.

      Investments in securities of Russian issuers may involve a particularly high degree of risk and special considerations not typically associated with investing in U.S. and other more developed markets, many of which stem from Russia's continuing political and economic instability and the slow-paced development of its market economy. Investments in Russian securities should be considered highly speculative. Such risks and special considerations include:
(a) delays in settling portfolio transactions and the risk of loss arising out of Russia's system of share registration and custody (see below); (b) pervasiveness of corruption, insider trading, and crime in the Russian economic system; (c) difficulties associated in obtaining accurate market valuations of many Russian securities, based partly on the limited amount of publicly available information; (d) the general financial condition of Russian companies, which may involve particularly large amounts of inter-company debt; and (e) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws. Also, there is the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union, or the nationalization of privatized enterprises.

      A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is normally recorded. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by "share extracts" from the register or, in certain limited circumstances, by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. The share registrars are controlled by the issuer of the securities, and investors are provided with few legal rights against such registrars. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. It is possible for the Portfolio to lose its registration through fraud, negligence or even mere oversight. While the Portfolio will endeavor to ensure that its interest continues to be appropriately recorded, which may involve a custodian or other agent inspecting the share register and obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Portfolio of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration.

      Also, although a Russian public enterprise with more than 500 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, this regulation has not always been strictly enforced in practice. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. In addition, so-called "financial-industrial groups" have emerged in recent years that seek to deter outside investors from interfering in the management of companies they control. These practices may prevent the Portfolio from investing in the securities of certain Russian companies deemed suitable by the Portfolio's Sub-Adviser. Further, this also could cause a delay in the sale of Russian securities held by the Portfolio if a potential purchaser is deemed unsuitable, which may expose the Portfolio to potential loss on the investment.

Foreign Currencies

      The FISH: Series C may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, the Portfolio may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures.

      A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Portfolio "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Portfolio reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. The Portfolio may enter into these contracts for the purpose of hedging against foreign exchange risks arising from the Portfolios' investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances. Also, such hedging transactions may not be successful and may eliminate any chance for the Portfolio to benefit from favorable fluctuations in relevant foreign currencies.

      The FISH: Series C may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Portfolio will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Portfolio's Sub-Adviser. The Portfolio may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Portfolio will segregate assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees to cover forward currency contracts entered into for non-hedging purposes. The Portfolio may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

Bank Obligations

      Bank obligations in which the Portfolios may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. A Portfolio will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets (taken at market value at the time of investment) would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.


      Subject to each Portfolio's limitation on concentration of no more than 25% of its assets in the securities of issuers in a particular industry, there is no limitation on the amount of a Portfolio's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.


      Obligations of foreign banks involve certain risks associated with investing in foreign securities described under "Foreign Securities" above, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Commercial Paper

      Each Portfolio may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Portfolios consists of U.S. dollar-denominated obligations of domestic issuers, or foreign currency-denominated obligations of domestic or foreign issuers which, at the time of investment, are (i) rated "P-1" or "P-2" by Moody's or "A-1" or "A-2" or better by S&P, (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "A" or better by Moody's or "A" or better by S&P, or (iii) securities which, if not rated, are, in the opinion of the Sub-Adviser, of an investment quality comparable to rated commercial paper in which the Portfolio may invest. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Money Market Instruments

      Each of the Portfolios may invest at least a portion of its assets in the following kinds of money market instruments: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances and other bank obligations rated in the two highest rating categories by at least two NRSROs, or, if rated by only one NRSRO, in such agency's two highest grades, or, if unrated, determined to be of comparable quality by the Adviser or the Sub-Adviser. Bank obligations must be those of a bank that has deposits in excess of $2 billion or that is a member of the Federal Deposit Insurance Corporation. A Portfolio may invest in obligations of U.S. branches or subsidiaries of foreign banks ("Yankee dollar obligations") or foreign branches of U.S. banks ("Eurodollar obligations"); (3) commercial paper rated in the two highest rating categories by at least two NRSROs, or, if rated by only one NRSRO, in such agency's two highest grades, or, if unrated, determined to be of comparable quality by the Adviser or the Sub-Adviser; (4) corporate obligations with a remaining maturity of 397 days or less whose issuers have outstanding short-term debt obligations rated in the highest rating category by at least two NRSROs, or, if rated by only one NRSRO, in such agency's highest grade, or, if unrated, determined to be of comparable quality by the Adviser or the Sub-Adviser; and (5) repurchase agreements with domestic commercial banks or registered broker- dealers.

Derivative Instruments

      The following describes certain derivative instruments and products in which certain Portfolios may invest and risks associated therewith.

      The Portfolios might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. Also, suitable derivative and/or hedging transactions may not be available in all circumstances and there can be no assurance that a Portfolio will be able to identify or employ a desirable derivative and/or hedging transaction at any time or from time to time.

      Options on Securities and Indexes. As described under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in the Prospectus, the Portfolios may purchase and sell both put and call options on equity, fixed income or other securities or indexes in standardized contracts traded on foreign or domestic securi ties exchanges, boards of trade, or similar entities, or quoted on National Association of Securities Dealers Automated Quotations ("NASDAQ") or on a regulated foreign over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. Among other reasons, a Portfolio may purchase put options to protect holdings in an underlying or related security against a decline in market value, and may purchase call options to protect against increases in the prices of securities it intends to purchase pending its ability to invest in such securities in an orderly manner.

      An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

      A Portfolio will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees in such amount are segregated) upon conversion or exchange of other securities held by the

Portfolio. For a call option on an index, the option is covered if the Portfolio segregates assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount equal to the contract value of the index. A call option is also covered if the Portfolio holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is segregated by the Portfolio in assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees. A put option on a security or an index is "covered" if the Portfolio segregates assets determined to be liquid by the Sub-Adviser in accordance with procedures established by the Board of Trustees equal to the exercise price. A put option is also covered if the Portfolio holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is segregated by the Portfolio in assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees.

      If an option written by a Portfolio expires unexercised, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Portfolio expires unexercised, the Portfolio realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). In addition, a Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires.

      A Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

      The premium paid for a put or call option purchased by a Portfolio is an asset of the Portfolio. The premium received for an option written by a Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

      OTC Options. The Portfolios may enter into over-the-counter ("OTC") options transactions only with primary dealers in U.S. Government securities and only pursuant to agreements that will assure that the relevant Portfolio will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. Over-the-counter options in which the Portfolios may invest differ from traded options in that they are two- party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Portfolios may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options, and they will treat the amount by which such formula price exceeds the intrinsic value of the option (i.e., the amount, if any, by which the market price of the underlying security exceeds the exercise price of the option) as an illiquid investment.

      Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

      There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. If a Portfolio were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, a Portfolio forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Portfolio is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

      There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Portfolio may be unable to close out a position. Similarly, if restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Portfolio is covered by an option on the same index purchased by the Portfolio, movements in the index may result in a loss to the Portfolio; however, such losses may be mitigated by changes in the value of the Portfolio's securities during the period the option was outstanding.

      In the case of a written call option on a securities index, the Portfolio will own corresponding securities whose historic volatility correlates with that of the index.

      Foreign Currency Options. The Portfolios may buy or sell put and call options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which a Portfolio's securities may be denominated. In addition, each of the Portfolios may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Portfolio to reduce foreign currency risk using such options.

      Futures Contracts and Options on Futures Contracts. Each Portfolio may use interest rate, foreign currency or index futures contracts. The Portfolios may invest in foreign exchange futures contracts and options thereon ("futures options") that are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system as an adjunct to their securities activities. In addition, each Portfolio may purchase and sell futures contracts on various securities indexes ("Index Futures") and related options for hedging purposes and for investment purposes. A Portfolio's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the Commodity Futures Trading Commission ("CFTC"). Through the use of Index Futures and related options, a Portfolio may diversify risk in its portfolio without incurring the substantial brokerage costs which may be associated with investment in the securities of multiple issuers. A Portfolio may also avoid potential market and liquidity problems which may result from increases in positions already held by the Portfolio.

      An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time. An Index Future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of a securities index ("Index") at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an Index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A unit is the value of the relevant Index from time to time. Entering into a contract to buy units is commonly referred to as buying or purchasing a contract or holding a long position in an Index. Index Futures contracts can be traded through all major commodity brokers. A Portfolio's purchase and sale of Index Futures is limited to contracts and exchanges which have been approved by the CFTC. A Portfolio will ordinarily be able to close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. As described below, a Portfolio will be required to segregate initial margin in the name of the futures broker upon entering into an Index Future. Variation margin will be paid to and received from the broker on a daily basis as the contracts are marked to market. For example, when a Portfolio has purchased an Index Future and the price of the relevant Index has risen, that position will have increased in value and the Portfolio will receive from the broker a variation margin payment equal to that increase in value. Conversely, when a Portfolio has purchased an Index Future and the price of the relevant Index has declined, the position would be less valuable and the Portfolio would be required to make a variation margin payment to the broker.

      A Portfolio may close open positions on the futures exchanges on which Index Futures are traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day), with settlement made with the appropriate clearing house. Because the specific procedures for trading foreign stock Index Futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time a Portfolio purchases such instruments. Positions in Index Futures may be closed out by a Portfolio only on the futures exchanges upon which the Index Futures are then traded.

      The following example illustrates generally the manner in which Index Futures operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The Index Future specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the Index at the expiration of the contract. For example, if a Portfolio enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Portfolio will gain $400 (100 units x gain of $4). If the Portfolio enters into a futures contract to sell 100 units of the Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Portfolio will lose $200 (100 units x loss of $2).

      A public market exists in futures contracts covering a number of Indexes as well as financial instruments and foreign currencies, including but not limited to: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the German mark; the Japanese yen; the French franc; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts in which the Portfolios may invest will be developed and traded in the future.

      Each of the Portfolios may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the holder acquires a short position and the writer is assigned the opposite long position.

      A Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or in the case of futures options, for which an established over-the-counter market exists.

      When a purchase or sale of a futures contract is made by a Portfolio, the Portfolio is required to segregate a specified amount of assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Portfolio will mark to market its open futures positions.

      A Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

      Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (i.e., with the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. Any transaction costs must also be included in these calculations.

      Limitations on Use of Futures and Futures Options. The Portfolios may only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. The Portfolios may enter into positions in futures contracts and related options for "bona fide hedging" purposes (as such term is defined in applicable regulations of the CFTC), for example, to hedge against changes in interest rates, foreign currency exchange rates or securities prices. In addition, the Portfolios may utilize futures contracts for investment purposes. With respect to positions in futures and related options that do not constitute bona fide hedging positions, a Portfolio will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the- money," would exceed 5% of the Portfolio's net assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

      When purchasing a futures contract, a Portfolio will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the total market value of the futures contract. Alternatively, the Portfolio may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Portfolio.

      When selling a futures contract, a Portfolio will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract. Alternatively, the Portfolio may "cover" its position by owning the instruments underlying the contract (or, in the case of an Index Future, a portfolio with a volatility substantially similar to that of the Index on which the futures contract is based), or by holding a call option permitting the Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by the Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

      When selling a call option on a futures contract, a Portfolio will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

      When selling a put option on a futures contract, a Portfolio will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.

      Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. Some of the risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or other investment being hedged. The hedge will not be fully effective where there is such imperfect correlation. Also, an incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted. For example, if the price of the futures contract moves more than the price of the hedged security, a Portfolio would experience either a loss or gain on the future which is not completely offset by movements in the price of the hedged securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. To compensate for imperfect correlations, a Portfolio may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Portfolio may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. Also, suitable hedging transactions may not be available in all circumstances.

      Additionally, the price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Future relates. This may result in a disparity between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

      Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

      There can be no assurance that a liquid market will exist at a time when a Portfolio seeks to close out a futures or a futures option position, and that Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

      Additional Risks of Options on Securities, Futures Contracts, Options on Futures Contracts and Forward Currency Exchange Contracts and Options thereon. Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Trust's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (v) lesser trading volume. In addition, unless a Portfolio hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Portfolio might realize in trading could be eliminated by adverse changes in the exchange rate, or the Portfolio could incur losses as a result of those changes. The value of some derivative instruments in which the Portfolios may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Portfolios, the ability of a Portfolio to successfully utilize these instruments may depend in part upon the ability of the Sub-Adviser to forecast interest rates and other economic factors correctly. If the Sub-Adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, the Portfolios could be exposed to risk of loss. In addition, a Portfolio's use of such instruments may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) than if the Portfolio had not used such instruments.

      Swap Agreements. The Portfolios may enter into equity index swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.

      Most swap agreements entered into by the Portfolios will calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Portfolio's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counter party will be covered by segregating assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees, to avoid any potential leveraging of the Portfolio's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Portfolio's investment restriction concerning senior securities. A Portfolio will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Portfolio's assets.

      Whether a Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on the Sub-Adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Portfolios will enter into swap agreements only with counter parties that meet certain standards of creditworthiness (generally, such counter parties would have to be eligible counter parties under the terms of the Portfolios' repurchase agreement guidelines). The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

When-Issued, Delayed Delivery and Forward Commitment Transactions

      A Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. When delayed delivery purchases are outstanding, the Portfolio will segregate until the settlement date assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a Portfolio may earn income on segregated securities. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because a Portfolio is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If the Portfolio remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed delivery purchases may result in a form of leverage. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains or losses with respect to the security. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity or could suffer a loss. A Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Portfolios may purchase or sell securities on a delayed delivery basis.

      Each Portfolio may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Portfolio either (i) segregates until the settlement date assets determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees in an amount sufficient to meet the purchase price or (ii) enters into an offsetting contract for the forward sale of securities of equal value that it owns. Each Portfolio may enter into forward commitments for the purchase or sale of foreign currencies. Forward commitments may be considered securities in themselves. They involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. A Portfolio may dispose of a commitment prior to settlement and may realize short-term profits or losses upon such disposition.

Warrants to Purchase Securities

      Each of the Portfolios may invest in warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a Portfolio to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.


Repurchase Agreements

      For the purposes of maintaining liquidity and achieving income, each Portfolio may enter into repurchase agreements with domestic commercial banks or registered broker-dealers. A repurchase agreement is a contract under which a Portfolio would acquire a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price (representing the Portfolio's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. The Adviser and the Sub-Adviser, as appropriate, will monitor the creditworthiness of the counter parties.

Securities Loans

      Subject to certain conditions described in the Prospectus and below, each Portfolio may make secured loans of its portfolio securities to brokers, dealers and other financial institutions amounting to no more than 331/3% of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Adviser or the Sub-Adviser to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral consisting of U.S. Government securities, cash or cash equivalents (negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal at all times to the market value of the securities lent. The borrower pays to the lending Portfolio an amount equal to any dividends or interest received on the securities lent. The Portfolio may invest only the cash collateral received in interest-bearing, short-term securities or receive a fee from the borrower. In the case of cash collateral, the Portfolio typically pays a rebate to the lender. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Portfolio retains the right to call the loans and obtain the return of the securities loaned at any time on reasonable notice, and it will do so in order that the securities may be voted by the Portfolio if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Portfolio may also call such loans in order to sell the securities involved. Each Portfolio's performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of either interest, through investment of cash collateral by the Portfolio in permissible investments, or a fee, if the collateral is U.S. Government securities.

Stocks of Small and Medium Capitalization Companies

      Each of the Portfolios may invest in common stock of companies with market capitalizations that are small compared to those of other publicly traded companies. Generally, small market capitalization is considered to be less than $1.5 billion and large market capitalization is considered to be more than $5 billion. Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. As a result of owning large positions in this type of security, a Portfolio is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Portfolio to liquidate its securities positions. In addition, it may be prudent for a Portfolio with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Portfolio's asset size increases, the Portfolio may reduce its exposure to illiquid small capitalization securities, which could adversely affect performance.

      Each Portfolio may also invest in stocks of companies with medium market capitalizations. Whether a U.S. issuer's market capitalization is medium is determined by reference to the capitalization for all issuers whose equity securities are listed on a United States national securities exchange or which are reported on NASDAQ. Issuers with market capitalizations within the range of capitalization of companies included in the S&P Mid Cap 400 Index may be regarded as being issuers with medium market capitalizations. Such investments share some of the risk characteristics of investments in stocks of companies with small market capitalizations described above, although such companies tend to have longer operating histories, broader product lines and greater financial resources, and their stocks tend to be more liquid and less volatile than those of smaller capitalization issuers.

Illiquid Securities

      Each Portfolio may invest in securities that are illiquid so long as no more than 15% of the net assets of the Portfolio (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. The Sub-Adviser may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities.

      The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale (such as privately placed debt securities), and other securities which legally or in the Adviser's or the Sub-Adviser's opinion may be deemed illiquid (not including securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper that the Adviser or the Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

Inflation-Indexed Bonds

      The Portfolios may invest in inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semiannual coupon.

      Inflation-indexed securities issued by the U.S. Treasury have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of- year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

      If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. A Portfolio may also invest in other inflation- related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

      The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

      While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

      The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

      Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Delayed Funding Loans and Revolving Credit Facilities

      The Portfolios may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including a time when the company's financial condition makes it unlikely that such amounts will be repaid).

      The Portfolios may acquire a participation interest in delayed funding loans or revolving credit facilities from a bank or other financial institution. See "Loan Participations and Assignments." The terms of the participation require a Portfolio to make a pro rata share of all loans extended to the borrower and entitle a Portfolio to a pro rata share of all payments made by the borrower. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. To the extent that a Portfolio is committed to advance additional funds, it will at all times segregate assets, determined to be liquid by the Adviser or the Sub-Adviser in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.


Catastrophe Bonds

      The Portfolios may invest in "catastrophe bonds." Catastrophe bonds are fixed income securities, for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" catastrophic event, such as a hurricane or an earthquake. They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, a Portfolio investing in the bond may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the Portfolio will recover its principal plus interest. For some catastrophe bonds, the trigger event or losses may be based on company wide losses, index-portfolio losses, industry indices or readings of scientific instruments rather than specified actual losses. Often the catastrophe bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. In addition to the specified trigger events, catastrophe bonds may also expose a Portfolio to certain unanticipated risks including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.

      Catastrophe bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. See "Characteristics and Risks of Securities and Investment Techniques--Illiquid Securities" in the Prospectus. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Catastrophe bonds are typically rated, and the Portfolio will only invest in catastrophe bonds that meet the credit quality requirements for the Portfolio.

Hybrid Instruments

      The Portfolios may invest in "hybrid" or indexed securities. A hybrid instrument can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

      Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Portfolio to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of a Portfolio. Accordingly, no Portfolio will invest more than 5% of its assets (taken at market value at the time of investment) in hybrid instruments.

      Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, a Portfolio's investments in these products will be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Precious Metals and Metal-Indexed Notes

      The Portfolios may invest in notes, the principal amount or redemption price of which is indexed to, and thus varies directly with, changes in the market price of gold bullion or other precious metals ("Metal-Indexed Notes"). It is expected that the value of Metal-Indexed Notes will be as volatile as the price of the underlying metal.

      The Portfolios will only purchase Metal-Indexed Notes which are rated investment grade or are issued by issuers that have outstanding debt obligations rated investment grade or commercial paper rated in the top rating category by any NRSRO, or Metal-Indexed Notes issued by issuers that the Sub-Adviser has determined to be of similar creditworthiness. Debt obligations rated in the fourth highest rating category by an NRSRO are considered to have some speculative characteristics. The Metal-Indexed Notes might be backed by a bank letter of credit, performance bond or might be otherwise secured, and any such security, which would be held by the Portfolio's custodian, would be taken into account in determining the creditworthiness of the securities. The Portfolios might purchase unsecured Metal-Indexed Notes if the issuer thereof met the Portfolio's credit standards without any such security. While the principal amount or redemption price of Metal-Indexed Notes would vary with the price of the resource, such securities would not be secured by a pledge of the resource or any other security interest in or claim on the resource. In the case of Metal-Indexed Notes not backed by a performance bond, letter of credit or similar security, it is expected that such securities generally would not be secured by any other specific assets.

      The Portfolios anticipate that if Metal-Indexed senior securities were to be purchased, such securities would be issued by precious metals or commodity brokers or dealers, by mining companies, by commercial banks or by other financial institutions. Such issuers would issue notes to hedge their inventories and reserves of the resource, or to borrow money at a relatively low cost (which would include the nominal rate of interest paid on Metal-Indexed Notes, described below, and the cost of hedging the issuer's metals exposure). The Portfolios would not purchase a Metal-Indexed Note issued by a broker or dealer if as a result of such purchase more than 5% of the value of the Portfolio's total assets would be invested in securities of such issuer. The Portfolios might purchase Metal-Indexed Notes from brokers or dealers which are not also securities brokers or dealers. Precious metals or commodity brokers or dealers are not subject to supervision or regulation by any governmental authority or self-regulatory organization in connection with the issuance of Metal-Indexed Notes.

      Until fairly recently, there were no Metal-Indexed Notes outstanding and consequently there is no secondary trading market for such securities. Although a limited secondary market might develop among institutional traders, there is no assurance that such a market will develop. No public market is expected to develop, since the Portfolios expect that Metal-Indexed Notes will not be registered under the 1933 Act, and therefore disposition of such securities, other than to the issuer thereof (as described below), would be dependent upon the availability of an exemption from such registration.

      Any Metal-Indexed Notes which the Portfolios might purchase generally will have maturities of one year or less. Such notes, however, will be subject to being called for redemption by the issuer on relatively short notice. In addition, it is expected that the Metal-Indexed Notes will be subject to being put by the Portfolios to the issuer or to a stand-by broker meeting the credit standards set forth above, with payments being received by the Portfolios on no more than seven days' notice. A stand-by broker might be a securities broker-dealer, in which case the Portfolios' investment will be limited by applicable regulations of the Securities and Exchange Commission (the "SEC"). The put feature of the Metal-Indexed Notes will ensure liquidity even in the absence of a secondary trading market. The securities will be repurchased upon exercise of the holder's put at the specified exercise price, less repurchase fees, if any, which are not expected to exceed 1% of the redemption or repurchase proceeds. Depending upon the terms of particular Metal-Indexed Notes, there might be a period as long as five days between the date upon which a Portfolio notifies the issuer of the exercise of the put and determination of the sale price.

      It is expected that any Metal-Indexed Notes which the Portfolios might purchase will bear interest or pay preferred dividends at relatively nominal rates under 2% per annum. A Portfolio's holdings of such senior securities therefore would not generate appreciable current income, and the return from such senior securities would be primarily from any profit on the sale or maturity thereof at a time when the price of the relevant precious metal is higher than it was when the senior securities were purchased.

                            INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

      The investment restrictions set forth below are fundamental policies of each of the Portfolios and may not be changed with respect to either Portfolio without shareholder approval by vote of a majority of the outstanding voting securities of that Portfolio. Under these restrictions, neither of the Portfolios may:

      (1) borrow money in excess of 10% of the value (taken at the lower of cost or current value) of such Portfolio's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased;

      (2) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

      (3) with respect to 50% of its assets, invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

      (4) with respect to 50% of its assets, invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

      (5) purchase or sell real estate, although it may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

      (6) purchase or sell commodities or commodities contracts (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts or swap agreements), except that any such Portfolio may engage in interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts;

      (7) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

      (8) borrow money, or pledge, mortgage or hypothecate its assets, except that a Portfolio may (i) borrow from banks or enter into reverse repurchase agreements, or employ similar investment techniques, and pledge its assets in connection therewith, but only if immediately after each borrowing and continuing thereafter, there is asset coverage of 300% and (ii) enter into reverse repurchase agreements and transactions in options, futures, options on futures, and forward foreign currency contracts as described in the Prospectus and in this Statement of Additional Information (the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a when-issued or delayed delivery basis and collateral arrangements with respect to initial or variation margin deposits for futures contracts, options on futures contracts, and forward foreign currency contracts will not be deemed to be pledges of such Portfolio's assets);

      (9) issue senior securities, except insofar as such Portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with the Portfolio's borrowing policies (for purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or related options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security);

      (10) lend any funds or other assets, except that such Portfolio may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans, (b) enter into repurchase agreements and reverse repurchase agreements, and (c) lend its portfolio securities in an amount not to exceed one-third of the value of its total assets, provided such loans are made in accordance with applicable guidelines established by the SEC and the Trustees of the Trust; or

      (11) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

Non-Fundamental Investment Restrictions

      Each Portfolio is also subject to the following non-fundamental restriction (which may be changed without shareholder approval) and, unless otherwise indicated, may not:

      (1) invest more than 15% of the net assets of a Portfolio (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include repurchase agreements maturing in more than seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide withdrawal penalties upon prepayment (other than overnight deposits), or other securities which legally or in the Adviser's or Sub-Adviser's opinion may be deemed illiquid (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that the Adviser or Sub-Adviser has determined to be liquid under procedures approved by the Board of Trustees).

      Unless otherwise indicated, all limitations applicable to a Portfolio's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security, or change in the percentage of a Portfolio's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's total assets, will not require the Portfolio to dispose of an investment. In the event that ratings services assign different ratings to the same security, the Adviser or Sub-Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

      The phrase "shareholder approval," as used in the Prospectus and this Statement of Additional Information, and the phrase a "vote of a majority of the outstanding voting securities," as used herein, mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio or the Trust, as the case may be, or (2) 67% or more of the shares of the Portfolio or the Trust, as the case may be, present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

      The business of the Trust is managed under the direction of the Trust's Board of Trustees. Subject to the provisions of the Trust's Declaration of Trust, its By-Laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of the Trust's officers.

      The Trustees and officers of the Trust, their ages, and a description of their principal occupations during the past five years are listed below. Except as shown, each Trustee's and officer's principal occupation and business experience for the last five years have been with the employer(s) indicated, although in some cases the Trustee may have held different positions with such employer(s). Unless otherwise indicated, the business address of the persons listed below is c/o PIMCO Advisory Services, 1345 Avenue of the Americas, New York, New York 10105.


                             Position(s) With the        Principal Occupation(s) During the Past Five
Name, Address and Age        Trust                       Years
---------------------        -----                       -----
                                                         <C
Stephen J. Treadway*         Chairman                    Executive Vice President, PIMCO Advisors;
2187 Atlantic Street                                     Chairman and President, PIMCO Funds
Stamford, CT 06902                                       Distributors LLC ("PFD"); Executive Vice
Age 52                                                   President, Value Advisors LLC; Chairman,
                                                         Municipal Advantage Fund Inc.; President,
                                                         The Emerging Markets Income Fund, Inc.,
                                                         The Emerging Markets Income Fund II, Inc.,
                                                         The Emerging Markets Floating Rate Fund, Inc.,
                                                         Global Partners Income Fund, Inc.,
                                                         Municipal Partners Fund, Inc. and
                                                         Municipal Partners Fund II, Inc.
                                                         Formerly, Trustee, President and Chief Executive
                                                         Officer of CAT; Executive Vice President, Smith
                                                         Barney Inc.


                                                         <C
Paul Belica                  Trustee                     Manager, Whistler Fund, L.L.C., Xanthus Fund,
Age 78                                                   L.L.C. and Wynstone Fund, L.L.C.; Director,
                                                         Student Loan Finance Corporation, Education
                                                         Loans, Inc., Goal Funding, Inc. and Surety Loan
                                                         Funding Company; Advisor, Smith Barney Co.;
                                                         Former Director, Central European Value Fund,
                                                         Inc., Deck House, Inc., a manufacturing company,
                                                         The Czech Republic Fund, Inc.; Director, Senior
                                                         Vice President and Managing Director, Smith
                                                         Barney, Harris Upham and Co.; Director and
                                                         Treasurer, Isabela Home Inc., Isabela Housing
                                                         Company Inc., and Isabela Nursing Home Inc.;
                                                         Director, Dreyfus Tax Exempt Bond Fund, Inc.,
                                                         Dreyfus New York State Tax Exempt Bond Fund,
                                                         Inc., and Union Dime Savings Bank; Executive
                                                         Director, New York State Housing Finance
                                                         Agency, New York State Medical Care Facilities
                                                         Finance Agency, New York State Municipal Bond
                                                         Bank Agency, New York State Project Finance
                                                         Agency and Chairman, State of New York
                                                         Mortgage Agency; President, Paul Belica and
                                                         Company, Inc., a financial advisory business;
                                                         Project Manager, Walsh Construction Company;
                                                         Member, Ministry of Foreign Affairs of
                                                         Czechoslovakia in Prague and Czechoslovak
                                                         Embassy in Vienna.


Robert E. Connor             Trustee                     Public Relations Specialist, Smith Barney Inc.;
Age 65                                                   Director, Municipal Advantage Fund Inc.

Newton B. Schott, Jr.        Secretary                   Executive Vice President, Chief Administrative
Age 57                                                   Officer, Secretary and General Counsel, PIMCO
                                                         Funds Distributors LLC; Senior Vice President
                                                         -- Mutual Fund Division, PIMCO Advisors L.P.

Brian S. Shlissel            President, Chief            Vice President, PIMCO Advisors L.P.; Senior Vice
Age 36                       Executive Officer           President and Treasurer, OpCap Advisors; Executive
                             & Treasurer                 Vice President and Treasurer, OCC Cash Reserves,
                                                         Inc., and OCC Accumulation Trust, Inc.; Treasurer,
                                                         Municipal Advantage Fund Inc.

Angie Clark                  Executive Vice              National Marketing Director, Oppenheimer Capital;
Age 52                       President                   Board Member, Money Management Institute.

Robert B. Beel               Senior Vice President       Senior Vice President -- Marketing and Client
Age 50                                                   Service, PIMCO Advisory Services.

Jonathan C. Hart             Senior Vice President       Senior Vice President -- Marketing and Client
Age 48                                                   Service, PIMCO Advisory Services.



                                                         <C
Sharon Highland              Senior Vice President       Director -- Separately Managed Account Group,
Age 38                                                   PIMCO Advisory Services.

Joni H. Rheingold            Senior Vice President       Senior Vice President -- Marketing and Client
Age 32                                                   Service, PIMCO Advisory Services.

Richard P. Triolo            Senior Vice President       Senior Vice President -- Marketing and Client
Age 51                                                   Service, PIMCO Advisory Services.

Jay M. Kirkorsky**           Vice President, Senior      Vice President, Trading Supervisor -- Separately
Age 30                       Portfolio Trader            Managed Account Group, PIMCO Advisory Services.

Christopher Casenhiser       Vice President              Vice President -- West Coast Business Development
Age 27                                                   Team, PIMCO Advisory Services; Marketing
                                                         Specialist, Calamos Asset Management.

Raymond Harvier              Vice President              Vice President -- Marketing and Client Service,
Age 39                                                   PIMCO Advisory Services; Financial Advisor,
                                                         American Express Financial Advisors; Sales Desk
                                                         Manager, Van Eck Global Securities.

Jessica McInnis Hill         Vice President              Vice President -- West Coast Business
Age 25                                                   Development Team, PIMCO Advisory Services;
                                                         Internal Sales Associate, The Endeavor Group.

Leslie Kravetzky             Vice President              Vice President -- Marketing and Client Service,
Age 32                                                   PIMCO Advisory Services; Marketing
                                                         Representative, Oppenheimer Capital's Quest For
                                                         Value mutual funds.



* Trustee is an "interested person" of the Trust (as defined in Section 2(a)(19) of the 1940 Act).

** Proposed to be elected as an officer at the meeting of the Board of Directors to be held on July 31, 2000



Trustees' Compensation

      Trustees, other than those affiliated with PIMCO Advisors, the Sub-Adviser, or Pacific Investment Management, receive $500 for each Board of Trustees meeting attended, whether attended in person or by telephone.

Trustees do not currently receive any pension or retirement benefits from the Trust or the Fund Complex (see below).


      The following table sets forth information regarding compensation paid to those Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust for its first fiscal year by the Trust.

           (1)                       (2)                     (3)

                                                             Total
                                     Aggregate               Compensation
                                     Compensation from       from Trust and
           Name of Trustee           Trust                   Fund Complex
           ---------------           -----                   ---------------
           Paul Belica               $2,000                  $2,000

           Robert E. Connor          $2,000                  $8,550

Investment Adviser



      PIMCO Advisors L.P. serves as investment adviser to each of the Portfolios pursuant to an investment advisory agreement ("Advisory Agreement") between PIMCO Advisors and the Trust. PIMCO Advisors was organized as a limited partnership under Delaware law in 1987. PIMCO Advisors sole general partner is Pacific-Allianz Partners LLC. Pacific-Allianz Partners LLC is a Delaware limited liability company with two members, Allianz GP Sub LLC, a Delaware limited liability company, and Pacific Asset Management LLC, a Delaware limited liability company. Allianz GP Sub LLC is a wholly-owned subsidiary of Allianz of America, Inc., which is a wholly-owned subsidiary of Allianz AG. Pacific Asset Management LLC is a wholly-owned subsidiary of Pacific Life Insurance Company, which is a wholly-owned subsidiary of Pacific Mutual Holding Company.




      The general partner of PIMCO Advisors has substantially delegated its management and control of PIMCO Advisors to an Executive Committee. The Executive Committee of PIMCO Advisors is comprised of Joachim Faber, Udo Frank, Kenneth M. Poovey, William S. Thompson, Jr., and Marcus Riess.


      PIMCO Advisors is located at 800 Newport Center Drive, Newport Beach, California 92660. PIMCO Advisors and its subsidiary partnerships had approximately $272 billion of assets under management as of September 30, 2000.

Agreement with Allianz AG

      On May 5, 2000 the general partners of PIMCO Advisors closed the transactions contemplated by the Implementation and Merger Agreement dated as of October 31, 1999 ("Implementation Agreement"), as amended March 3, 2000, with Allianz of America, Inc., Pacific Asset Management LLC, PIMCO Partners, LLC, PIMCO Holding LLC, PIMCO Partners, G.P., and other parties to the Implementation Agreement. As a result of completing these transactions, PIMCO Advisors is now majority-owned indirectly by Allianz AG, with subsidiaries of Pacific Life Insurance Company retaining a significant minority interest. Allianz AG is a German based insurer. Pacific Life Insurance Company is a Newport Beach, California based insurer.


      In connection with the closing, Allianz of America entered into a put/call arrangement for the possible disposition of Pacific Life's indirect interest in PIMCO Advisors. The put option held by Pacific Life will allow it to require Allianz of America, on the last business day of each calendar quarter following the closing, to purchase at a formula-based price all of the PIMCO Advisors' units owned directly or indirectly by Pacific Life. The call option held by Allianz of America will allow it, beginning January 31, 2003 or upon a change in control of Pacific Life, to require Pacific Life to sell or cause to be sold to Allianz of America, at the same formula-based price, all of the PIMCO Advisors' units owned directly or indirectly by Pacific Life.


      Allianz AG's address is Koniginstrasse 28, D-80802, Munich, Germany. Pacific Life's address is 700 Newport Center Drive, Newport Beach, CA 92660.

Advisory Agreement

      PIMCO Advisors, subject to the supervision of the Board of Trustees, is responsible for providing advice and guidance with respect to the Portfolios and for managing, either directly or through others selected by the Adviser, the investments of the Portfolios. PIMCO Advisors also furnishes to the Board of Trustees periodic reports on the investment performance of each Portfolio. As more fully discussed below, PIMCO Advisors has engaged an affiliate to serve as Sub-Adviser.


      Under the terms of the Advisory Agreement, PIMCO Advisors is obligated to manage the Funds and the Portfolios in accordance with applicable laws and regulations. The investment advisory services of PIMCO Advisors to the Trust are not exclusive under the terms of the Advisory Agreement. PIMCO Advisors is free to, and does, render investment advisory services to others.


      The Advisory Agreement will continue in effect with respect to a Portfolio for two years from its effective date, and thereafter on a yearly basis, provided such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Portfolio, or by the Board of Trustees, and (ii) by a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Advisory Agreement. The Advisory Agreement may be terminated without penalty by vote of the Trustees or the vote of a majority of the outstanding voting shares of the Trust (or with respect to a particular Portfolio, by the vote of a majority of the outstanding voting shares of such Portfolio), or by the Adviser, on 60 days' written notice to the other party and will terminate automatically in the event of its assignment.

Portfolio Management Agreement


      PIMCO Advisors serves as the investment adviser for the Portfolios. The Adviser employs Pacific Investment Management Company ("PIMCO") as the Sub-Adviser to provide investment advisory services to each Portfolio pursuant to portfolio management agreements (each a "Portfolio Management Agreement") between the Adviser and the Portfolio's Sub-Adviser.


      PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds.


Portfolio Administrator

      PIMCO Advisory Services ("PAS") serves as administrator (and is referred to in this capacity as the "Administrator") to the Portfolios pursuant to an administration agreement (the "Administration Agreement") with the Trust. The Administrator provides or procures administrative services to the Portfolios, which include clerical help and accounting, bookkeeping, internal audit services and certain other services they require, and preparation of reports to the Trust's shareholders and regulatory filings. PAS may retain affiliates to provide services as sub- administrators. In addition, the Administrator arranges at its own expense for the provision of legal, audit, custody, transfer agency and other services necessary for the ordinary operation of the Portfolios, and is responsible for the costs of registration of the Trust's shares and the printing of prospectuses and shareholder reports for current shareholders. Under the Administration Agreement, the Administrator has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.

      The Administrator has also agreed to bear all costs of the Trust's operations.

      The Administration Agreement may be terminated by the Trust at any time by vote of (1) a majority of the Trustees, (2) a majority of the outstanding voting securities of the Trust, or (3) by a majority of the Trustees who are not interested persons of the Trust or PIMCO Advisors, on 60 days' written notice to PIMCO Advisors.

                         DISTRIBUTION OF TRUST SHARES
Distributor

      PIMCO Funds Distributors LLC (the "Distributor") serves as the principal underwriter of each Portfolio of the Trust's shares pursuant to a distribution contract with the Trust. The offering of the Trust's shares is continuous. The Distributor is not obligated to sell any specific amount of the Trust's shares. The Trust, on behalf of the Portfolios, pays the Distributor no fees.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

      Investment decisions for the Trust and for the other investment advisory clients of the Adviser and the Sub- Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Trust). Some securities considered for investment by the Portfolios may also be appropriate for other clients served by the Adviser or the Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of a Portfolio in determining whether the allocation of an investment is suitable. As a result, larger Portfolios may become more concentrated in more liquid securities than smaller Portfolios or private accounts of the Adviser or the Sub-Adviser pursuing a small capitalization investment strategy, which could adversely affect performance. The Adviser or the Sub-Adviser may aggregate orders for the Portfolios with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's or the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services

      There is generally no stated commission in the case of fixed-income securities, which are traded in the over- the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.

      The Adviser and/or the Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Trust through a substantial number of brokers and dealers. In so doing, the Adviser or Sub-Adviser uses its best efforts to obtain for the Trust the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Adviser or Sub-Adviser, having in mind the Trust's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

      The Adviser or, pursuant to the portfolio management agreements, the Sub-Adviser, places orders for the purchase and sale of portfolio investments for a Portfolio's accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Portfolios, the Adviser and the Sub-Adviser will seek the best price and execution of the Portfolios' orders. In doing so, a Portfolio may pay higher commission rates than the lowest available when the Adviser or Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. The Adviser and the Sub-Adviser also may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

      It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Adviser and the Sub-Adviser receive research services from many broker-dealers with which the Adviser and the Sub-Adviser place the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser and the Sub-Adviser in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The advisory fees paid by the Trust are not reduced because the Adviser and the Sub-Adviser receive such services.

      In reliance on the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Adviser and the Sub-Adviser may cause the Trust to pay broker-dealers which provide them with "brokerage and research services" (as defined in the 1934 Act) an amount of commission for effecting a securities transaction for the Trust in excess of the commission which another broker-dealer would have charged for effecting that transaction.

      Consistent with the Rules of the NASD and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser or the Sub-Adviser may also consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions for the Trust.

      The Adviser or the Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Adviser or Sub-Adviser where, in the judgment of the Adviser or Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers.

      Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Adviser or the Sub-Adviser may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer, and if there is in effect a written contract between the Adviser or Sub-Adviser and the Trust expressly permitting the affiliated broker-dealer to receive and retain such compensation.

      SEC rules further require that commissions paid to such an affiliated broker-dealer, the Adviser, or Sub- Adviser by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

Portfolio Turnover


      A change in the securities held by a Portfolio is known as "portfolio turnover." The Sub-Adviser manages the Portfolios without regard generally to restrictions on portfolio turnover. The use of futures contracts and other derivative instruments with relatively short maturities may tend to exaggerate the portfolio turnover rate for some of the Portfolios. Trading in fixed income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The use of futures contracts may involve the payment of commissions to futures commission merchants. High portfolio turnover (e.g., greater than 100%) involves correspondingly greater expenses to a Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The higher the rate of portfolio turnover of a Portfolio, the higher these transaction costs borne by the Portfolio generally will be. Such sales may result in realization of taxable capital gains (including short-term capital gains which are taxed when distributed to shareholders who are individuals at ordinary income tax rates). See "Taxation."



      The portfolio turnover rate of a Portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Portfolio during the particular fiscal year. In calculating the rate of portfolio turnover, there is excluded from both (a) and (b) all securities, including options, whose maturities or expiration dates at the time of acquisition were one year or less. Proceeds from short sales and assets used to cover short positions undertaken are included in the amounts of securities sold and purchased, respectively, during the year.

                                 NET ASSET VALUE

      As indicated in the Prospectus under the heading "How Portfolio Shares are Priced," the net asset value ("NAV") of a Portfolio's shares is determined by dividing the total value of a Portfolio's portfolio investments and other assets attributable to that Portfolio, less any liabilities, by the total number of shares outstanding of that Portfolio.

      For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

      Investments initially valued in foreign currencies are converted to U.S. dollars using foreign exchange rates obtained from pricing services. As a result, the NAV of a Portfolio's shares may be affected by changes in the value of foreign currencies in relation to the U.S. dollar. The value of securities traded in foreign markets or denominated in foreign currencies may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to buy, redeem or exchange shares. In particular, calculation of the NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

      Portfolio shares are valued at 12:00 p.m., Eastern time ("Noon"), on each day that the New York Stock Exchange is open. For purposes of calculating the NAV, the Portfolios normally use pricing data for domestic equity securities received shortly after Noon and do not normally take into account trading, clearances or settlements that take place after Noon. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Portfolios or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

      In unusual circumstances, instead of valuing securities in the usual manner, the Portfolios may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees, generally based upon recommendations provided by PIMCO Advisors or the Sub-Adviser. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to Noon.

      Each Portfolio's liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class's distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the class's proportionate interest in the Portfolio's assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class's "net asset value" per share. Under certain circumstances, the per share net asset value of classes of shares of the Portfolios with higher service and/or distribution fees applicable to such shares may be lower than the per share net asset value of the classes of shares with lower or no service and/or distribution fees as a result of the higher daily expense accruals of the service and/or distribution fees applicable to such classes. Generally, for Portfolios that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Portfolio's classes.

      The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                                    TAXATION

      The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. You should consult a qualified tax adviser regarding your investment in a Portfolio.

      Each Portfolio intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, each Portfolio generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies ("Qualifying Income Test") and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Portfolio's total assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Portfolio controls and which are engaged in the same, similar or related trades or businesses. In order to qualify for the special tax treatment accorded regulated investment companies, each Portfolio must distribute each taxable year an amount at least equal to the sum of (i) 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax-exempt interest, net of expenses allocable thereto. For purposes of the Qualifying Income Test, the Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would not constitute qualifying income if such gains are not directly related to investing in securities (or options and futures with respect to stock or securities). To date, such regulations have not been issued.

      In years when a Portfolio distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares.


      The proper tax treatment of income or loss realized by the retirement or sale of certain Metal-Indexed Notes and catastrophe bonds is unclear. The Portfolios will report such income or loss as capital or ordinary income or loss in a manner consistent with any Internal Revenue Service position on the subject following the publication of such a position. Gain or loss from the sale or exchange of preferred stock indexed to the price of a natural resource is expected to be capital gain or loss to the Portfolios.


Distributions

      As a regulated investment company, each Portfolio generally will not be subject to U.S. federal income tax on its investment company taxable income and on its net capital gains (that is, any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Portfolio as capital gain dividends, if any, that it distributes to the shareholders on a timely basis. Each Portfolio intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Portfolio on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, each Portfolio must distribute during each calendar year an amount at least equal to the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Portfolio in October, November or December of that year to shareholders of record on a date in such a month and paid by the Portfolio during January of the following year.

      Shareholders subject to U.S. federal income tax will be subject to tax on dividends received from a Portfolio, regardless of whether received in cash or reinvested in additional shares. Such distributions will be taxable to Shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Portfolio intends to make its distributions in accordance with the calendar year distribution requirement.

      Distributions received by tax-exempt shareholders generally will not be subject to federal income tax to the extent permitted under applicable tax law. All shareholders must treat dividends, other than capital gain dividends, exempt-interest dividends, if any, and dividends that represent a return of capital to shareholders, as ordinary income. In particular, distributions derived from short-term gains will be treated as ordinary income. Dividends, if any, derived from interest on certain U.S. Government securities may be exempt from state and local taxes, although interest on mortgage-backed U.S. Government securities is generally not so exempt.

      Dividends designated by a Portfolio as capital gain dividends derived from the Portfolio's net capital gains are taxable to shareholders as long-term capital gains except as provided by an applicable tax exemption. Any distributions that are not from a Portfolio's net investment income or net capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Each Portfolio will advise shareholders annually of the amount and nature of the dividends paid to them.

      The tax status of each Portfolio and the distributions which it may make are summarized in the Prospectus under the captions "Portfolio Distributions" and "Tax Consequences." All dividends and distributions of a Portfolio, whether received in shares or cash, are taxable and must be reported on each shareholder's federal income tax return.

      Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held a Portfolio's shares and are not eligible for the dividends received deduction. Any distributions that are not from a Portfolio's investment company taxable income or net capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash. In addition, Portfolios that invest in other investment companies will not be able to offset gains realized by one underlying investment company against losses realized by another underlying investment company. A Portfolio's investment in other investment companies could therefore affect the amount, timing and character of distributions to its shareholders.

      Taxable shareholders should note that the timing of their investment or redemptions could have undesirable tax consequences. Dividends and distributions on shares of a Portfolio are generally subject to federal income tax as described herein to the extent they do not exceed the Portfolio's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the net asset value of a Portfolio reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Portfolio's net asset value also reflects unrealized losses.

Sales of Shares

      Upon the disposition of shares of a Portfolio (whether by redemption, sale or exchange), a shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term or short-term generally depending upon the shareholder's holding period for the shares. Long-term capital gains will generally be taxed at a federal income tax rate of 20% to shareholders who are individuals. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.


Backup Withholding

      A Portfolio may be required to withhold 31% of all taxable distributions payable to shareholders who fail to provide the Portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal tax liability.

Options, Futures, Forward Contracts and Swap Agreements

      To the extent such investments are permissible for a Portfolio, the Portfolio's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Portfolio, defer losses to the Portfolio, cause adjustments in the holding periods of the Portfolio's securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders, including the Portfolios.

Foreign Currency Transactions

      A Portfolio's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

      Income received by the Portfolios from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Adviser and the Sub-Adviser intend to manage the Portfolios with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so.

Original Issue Discount and Pay-In-Kind Securities

      Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Portfolio holding the security receives no interest payment in cash on the security during the year.

      Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Portfolio may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

      Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Portfolio in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Portfolio may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

      Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Portfolio may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Portfolio will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Portfolio may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

      Each Portfolio that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Portfolio actually received. Such distributions may be made from the cash assets of the Portfolio or by liquidation of portfolio securities, if necessary. The Portfolio may realize gains or losses from such liquidations. In the event the Portfolio realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Other Taxation

      Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder's particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state's income tax ("qualifying federal obligations"). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Portfolio will provide information annually to shareholders indicating the amount and percentage of its dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. The Trust is organized as a Massachusetts business trust. Under current law, so long as each Portfolio qualifies for the federal income tax treatment described above, it is believed that neither the Trust nor any Portfolio will be liable for any income or franchise tax imposed by Massachusetts. Shareholders, in any event, are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio.

                                OTHER INFORMATION

Capitalization
      The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated November 3, 1999. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Board of Trustees may establish additional series (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional series will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights or subscription rights. In liquidation of a Portfolio, each shareholder is entitled to receive his pro rata share of the net assets of that Portfolio.

      Shares begin earning dividends on Portfolio shares the day after the Trust receives the purchase payment from the shareholder. Net investment income from interest and dividends, if any, will be declared daily and distributed monthly to shareholders of record by the Portfolio. Any net capital gains from the sale of portfolio securities will be distributed no less frequently than once annually. Net short-term capital gains may be paid more frequently. A Portfolio's dividend and capital gain distributions will be paid only in cash. Dividends will not reinvest.

      Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Trust. However, the Agreement and Declaration of Trust (the "Declaration of Trust") of the Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust also provides for indemnification out of a Portfolio's property for all loss and expense of any shareholder investing in that Portfolio held liable on account of being or having been such a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which such disclaimer is inoperative or the Portfolio of which he or she is or was a shareholder is unable to meet its obligations, and thus should be considered remote.

Performance Information

      From time to time the Trust may make available certain information about the performance of one or both of the Portfolios. Information about a Portfolio's performance is based on that Portfolio's record to a recent date and is not intended to indicate future performance.

      The total return and yield of the shares of the Portfolios may be included in advertisements or other written material. When a Portfolio's total return is advertised, it will be calculated for the past year, the past five years, and the past ten years (or if the Portfolio has been offered for a period shorter than one, five or ten years, that period will be substituted) since the establishment of the Portfolio, as more fully described below. Total return for each Portfolio is measured by comparing the value of an investment in the Portfolio at the beginning of the relevant period to the redemption value of the investment in the Portfolio at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions at net asset value). Total return may be advertised using alternative methods that reflect all elements of return, but that may be adjusted to reflect the cumulative impact of alternative fee and expense structures.

      The Portfolios may also provide current distribution information to the shareholders in reports or other communications, or in certain types of sales literature provided to prospective investors. Current distribution information for a particular Portfolio will be based on distributions for a specified period (i.e., total dividends from net investment income), divided by the relevant net asset value per share on the last day of the period and annualized. The rate of current distributions does not reflect deductions for unrealized losses from transactions in derivative instruments such as options and futures, which may reduce total return. Current distribution rates differ from standardized yield rates in that they represent what a Portfolio has declared and paid to shareholders as of the end of a specified period rather than the Portfolio's actual net investment income for that period.

      Performance information is computed separately for each Portfolio. Each Portfolio may from time to time include in advertisements or in information furnished to present or prospective shareholders the yield of its shares, the total return of its shares, and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives. Information provided to any newspaper or similar listing of the Portfolio's net asset values and public offering prices will separately present each class of shares. The Portfolios also may compute current distribution rates and use this information in their Prospectus and Statement of Additional Information, in reports to current shareholders, or in certain types of sales literature provided to prospective investors.

      Investment results of the Portfolios will fluctuate over time, and any representation of the Portfolio's total return or yield for any prior period should not be considered as a representation of what an investor's total return or yield may be in any future period. The Trust's Annual and Semi-Annual Reports contain additional performance information for the Portfolios and are available upon request, without charge, by calling the telephone numbers listed on the cover of this Statement of Additional Information.

Calculation of Total Return

      Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over periods of one, five, and ten years (up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures assume that all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. The Portfolios may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Under applicable regulations, any such information is required to be accompanied by standardized total return information.


      For the period from March 17, 2000 (commencement of operations) through October 31, 2000, the total return of FISH: Series C was 5.79%, and the total return of FISH: Series M was 9.16%. Performance information for a Portfolio may also be compared to: (i) the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International EAFE (Europe, Australia, Far East) Index, the Morgan Stanley Capital International Emerging Markets Free Index, the International Finance Corporation Emerging Markets Index, the Baring Emerging Markets Index, or other unmanaged indexes that measure performance of a pertinent group of securities; (ii) other groups of mutual funds tracked by Lipper Analytical Services ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolios. Unmanaged indexes (i.e., other than Lipper) generally do not reflect deductions for administrative and management costs or expenses. The Adviser and the Sub-Adviser may also report to shareholders or to the public in advertisements concerning the performance of the Adviser and/or the Sub-Adviser as advisers to clients other than the Trust, and on the comparative performance or standing of the Adviser and/or the Sub-Adviser in relation to other money managers. Such comparative information may be compiled or provided by independent ratings services or by news organizations. Any performance information, whether related to the Portfolios, the Adviser or the Sub-Adviser, should be considered in light of the Portfolios' investment objectives and policies, characteristics and quality, and the market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.


      The total return of each series may be used to compare the performance of a Portfolio's shares against certain widely acknowledged standards or indexes for stock and bond market performance, against interest rates on certificates of deposit and bank accounts, against the yield on money market funds, against the cost of living (inflation) index, and against hypothetical results based on a fixed rate of return.

      The S&P's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 380 industrial, 10 transportation, 39 utilities and 71 financial services concerns. The S&P 500 represents about 73% of the market value of all issues traded on the New York Stock Exchange.

      The S&P's 400 Mid-Cap Index (the "S&P 400 Mid-Cap Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 400 stocks of companies whose capitalization range from $100 million to over $5 billion and which represent a wide range of industries. As of February 26, 1999, approximately 25% of the 400 stocks were stocks listed on the National Association of Securities Dealers Automated Quotations ("NASDAQ") system, 73% were stocks listed on the New York Stock Exchange and 2% were stocks listed on the American Stock Exchange. The Standard & Poor's Midcap 400 Index P/TR consists of 400 domestic stocks chosen for market size (median market capitalization of $1.54 billion), liquidity and industry group representation. It is a market value-weighted index (stock price times shares outstanding), with each stock affecting the index in proportion to its market value. The index is comprised of industrials, utilities, financials and transportation, in size order.

      The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the NASDAQ system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

      The Russell 2000 Small Stock Index is an unmanaged index of the 2000 smallest securities in the Russell 3000 Index, representing approximately 7% of the Russell 3000 Index. The Russell 3000 Index represents approximately 98% of the U.S. equity market by capitalization. The Russell 1000 Index is composed of the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select. This large cap index is highly correlated with the S&P 500. The Russell 1000 Value Index contains stocks from the Russell 1000 Index with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select.

      The Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly-issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

      The Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,000 bonds. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher by an NRSRO.

      BanXquote Money Market, a service of Masterfund Inc., provides the average rate of return paid on 3-month certificates of deposit offered by major banks and the average rate paid by major banks on bank money market funds. The Donoghue Organization, Inc., a subsidiary of IBC USA Inc., publishes the Money Fund Report which lists the 7-day average yield paid on money market funds.

      From time to time, the Trust may use, in its advertisements or information furnished to present or prospective shareholders, data concerning the performance and ranking of certain countries' stock markets, including performance and ranking data based on annualized returns over one-, three-, five- and ten-year periods. The Trust may also use data about the portion of world equity capitalization represented by U.S. securities. As of December 31, 1998, the U.S. equity market capitalization represented approximately 40% of the equity market capitalization of all the world's markets. This compares with 52% in 1980 and 70% in 1972.



      From time to time, the Trust may use, in its advertisements and other information relating to certain of the Portfolios, data concerning the performance of stocks relative to that of fixed income investments and relative to the cost of living over various periods of time. The table below sets forth the annual returns for each calendar year from 1973 through 1999 (as well as a cumulative return and average annual return for this period) for the S&P 500 and Treasury bills (using the formula set forth after the table) as well as the rates of inflation (based on the Consumer Price Index) during such periods.

                                                                 Consumer Price
Period                   S&P 500          Treasury Bills              Index
------                   -------          --------------         --------------

1973                     -14.7                  6.9                     8.8
1974                     -26.5                  8.0                    12.2
1975                      37.2                  5.8                     7.0
1976                      23.8                  5.0                     4.8
1977                      -7.2                  5.1                     6.8
1978                       6.5                  7.2                     9.0
1979                      18.4                 10.4                    13.3
1980                      32.4                 11.2                    12.4
1981                      -4.9                 14.7                     8.9
1982                      21.4                 10.5                     3.8
1983                      22.5                  8.8                     3.8
1984                       6.3                  9.9                     3.9
1985                      32.2                  7.7                     3.8
1986                      18.5                  6.1                     1.1
1987                       5.2                  5.5                     4.4
1988                      16.8                  6.3                     4.4
1989                      31.5                  8.4                     4.6
1990                      -3.2                  7.8                     6.1
1991                      30.5                  5.6                     3.1
1992                       7.7                  3.5                     2.9
1993                      10.1                  2.9                     2.7
1994                       1.3                  3.9                     2.7
1995                      37.4                  5.6                     2.7
1996                      23.1                  5.2                     3.3
1997                      33.4                  5.3                     1.7
1998                      28.6                  4.9                     1.6
1999                      21.0                  4.7                     2.7

--------------------------------------------------------------------------------
Cumulative Return
1973-1999             3,839.47%               477.8%                  264.0%

Average Annual Return
1973-1999                15.18%                 7.0%                    5.1%
------------------------------------------------------------------------------


      The average returns for Treasury bills were computed using the following method. For each month during a period, the Treasury bill having the shortest remaining maturity (but not less than one month) was selected. (Only the remaining maturity was considered; the bill's original maturity was not considered). The return for the selected Treasury bill was computed based on the price of the bill as of the last trading day of the previous month and the price on the last trading day of the current month. The price of the bill (P) at each time (t) is given by:

            P(t) = [ 1- r]
                       --
                   [   36]

            where,
                      r = decimal yield on the bill at time t (the average of
                          bid and ask quotes); and

                      d = the number of days to maturity as of time t.


      Advertisements and information relating to the Portfolios may use data comparing the performance of stocks of medium-sized companies to that of other companies. The following table sets forth the annual returns for each year from March 1981 (inception of Mid-Cap Index) through December 31, 1999 (as well as a cumulative return and average annual return for this period) for stocks of medium-sized companies (based on the Standard & Poor's Mid- Cap Index), stocks of small companies (based on the Russell 2000 Index) and stocks of larger companies (based on the S&P 500).

                          Small          Mid-Size          Large
Period                  Companies        Companies       Companies
------                  ---------        ---------       ---------
1981 (2/28 -12/31)         1.8              10.6             -2.5
1982                      25.0              22.7             21.4
1983                      29.1              26.1             22.5
1984                      -7.3               1.2              6.3
1985                      31.1              36.0             32.2
1986                       5.7              16.2             18.5
1987                      -8.8              -2.0              5.2
1988                      24.9              20.9             16.8
1989                      16.2              35.6             31.5
1990                     -19.5              -5.1             -3.2
1991                      46.1              50.1             30.5
1992                      18.4              11.9              7.7
1993                      18.9              14.0             10.1
1994                      -1.8              -3.6              1.3
1995                      28.4              30.9             37.6
1996                      16.5              19.2             22.9
1997                      22.8              32.3             33.4
1998                      -2.6              19.1             28.6
1999                      21.3              14.7            21.04

Cumulative Return
2/28/81-12/31/99         882.8%          2,061.9%         1,978.2%

Average Annual Return
2/28/81-12/31/99          12.9%             17.7%            17.5%

      From time to time, the Trust may use, in its advertisements and other information, data concerning the average price-to-earnings ("P/E") ratios of "Value Stocks" and "Growth Stocks." For these purposes, the P/E ratios of Value Stocks are measured by the P/E ratios of the stocks comprising the Russell 1000 Value Index, and the P/E ratios of Growth Stocks are measured by the P/E ratios of the stocks comprising the Russell 1000 Growth Index. Both the Russell 1000 Value Index and Russell 1000 Growth Index are unmanaged indexes, and it is not possible to invest directly in either index. The table below sets forth the average P/E ratio of Value Stocks and the Average P/E ratio of Growth Stocks for the period beginning October 1, 1992 and ending June 30, 2000.


                                       Average P/E ratio
Period
Ending                     Growth Stocks              Value Stocks
------                     -------------              ------------

12/31/92                       21.76                     21.40
3/31/93                        21.59                     22.36
6/30/93                        20.86                     21.41
9/30/93                        20.25                     21.05
12/31/93                       18.33                     17.84

3/31/94                        18.07                     17.69
6/30/94                        16.70                     16.31
9/30/94                        15.98                     15.28
12/31/94                       15.98                     14.97
3/31/95                        15.80                     14.62
6/30/95                        16.50                     14.87
9/30/95                        17.85                     16.17
12/31/95                       17.91                     15.82
3/31/96                        18.24                     16.07
6/30/96                        18.57                     15.93
9/30/96                        18.88                     15.80
12/31/96                       20.45                     17.03
3/31/97                        20.28                     16.78
6/30/97                        22.85                     18.44
9/30/97                        23.80                     19.60
12/31/97                       22.93                     19.06
3/31/98                        26.46                     21.32
6/30/98                        26.55                     20.69
9/30/98                        25.77                     19.31
12/31/98                       31.31                     22.92
3/31/99                        39.46                     24.33
6/30/99                        45.05                     25.93
9/30/99                        43.93                     23.80
12/31/99                       52.31                     23.60
3/31/00                        55.58                     22.94
6/30/00                        54.43                     22.66



      Advertisements and information relating to the Portfolios may use data comparing the performance of a hypothetical investment in Growth Stocks, Value Stocks, "Bonds" and "Savings Accounts." For these purposes, the performance of an investment in "Bonds" is measured by the Lehman Aggregate Bond Index, an unmanaged index representative of the U.S. taxable fixed income universe. It is not possible to invest in this index. The performance of an investment in "Savings Accounts" is measured by the return on 3-month U.S. Treasury bills. Similarly, advertisements and information relating to the Portfolios may use data comparing the performance of a hypothetical investment in "Stocks," Bonds and Savings Accounts. For these purposes, the performance of the investment in "Stocks" is measured by the S&P 500, while the performance of Bonds and Savings Accounts is measured as discussed above. The table below sets forth the value at June 30, 2000 of a hypothetical $10,000 investment in Stocks, Growth Stocks, Value Stocks, Bonds and Savings Accounts made at June 30, 1980.



                                 June 30, 2000 Value of $10,000
Asset Category                  Investment made at June 30, 1980
--------------                  ---------------------------------

Growth Stocks                               $101,187
Value Stocks                                $163,456
Stocks                                      $245,642
Bonds                                       $ 64,948
Savings Accounts                            $ 37,268





      The Trust may use, in its advertisements and other information, data concerning the projected cost of a college education in future years based on 1997/1998 costs of college (using tuition and fees only) and an assumed rate of increase for such costs. For example, the table below sets forth the projected cost of four years of college at a public college and a private college assuming a steady increase in both cases of 3% per year. In presenting this information, the Trust is making no prediction regarding what will be the actual growth rate in the cost of a college education, which may be greater or less than 3% per year and may vary significantly from year to year. The Trust makes no representation that an investment in any of the Portfolios will grow at or above the rate of growth of the cost of a college education.

Potential College Cost Table

Start       Public      Private     Start      Public     Private
Year        College     College     Year       College    College
----        -------     -------     ----       -------    -------

1997        $13,015     $57,165     2005       $16,487    $72,415
1998        $13,406     $58,880     2006       $16,982    $74,587
1999        $13,808     $60,646     2007       $17,491    $76,825
2000        $14,222     $62,466     2008       $18,016    $79,130
2001        $14,649     $64,340     2009       $18,557    $81,504
2002        $15,088     $66,270     2010       $19,113    $83,949
2003        $15,541     $68,258     2011       $19,687    $86,467
2004        $16,007     $70,306     2012       $20,278    $89,061

Costs assume a steady increase in the annual cost of college of 3% per year from a 1996-97 base year amount. Actual rates of increase may be more or less than 3% and may vary.


      In its advertisements and other materials, the Trust may compare the returns over periods of time of investments in stocks, bonds and treasury bills to each other and to the general rate of inflation. For example, the average annual return of each category* during the period from 1974 through 1999 was:

                   Stocks:     15.2%
                   Bonds:       9.2%
                   T-Bills:     6.9%
                   Inflation:   5.1%


      * Returns of unmanaged indexes do not reflect past or future performance of the Fixed Income SHares. Stocks are represented by Ibbotson's Large Company Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. Treasury bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. These are all unmanaged indexes, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source: Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 1999 Yearbook, Ibbotson Associates, Chicago. All rights reserved.



      The Trust may also compare the relative historic returns and range of returns for an investment in each of common stocks, bonds and treasury bills to a portfolio that blends all three investments. For example, over the 20 years from 1980 through 1999, the average annual return of stocks comprising the Ibbotson's Large Company Stock Total Return Index ranged from -4.91% to 37.4% while the annual return of a hypothetical portfolio comprised 40% of such common stocks, 40% of bonds comprising the Ibbotson's Long-term Corporate bond Index and 20% of Treasury bills comprising the Ibbottson's Treasury Bill Index (a "mixed portfolio") would have ranged from -1.0% to 28.2% over the same period. The average annual returns of each investment category* for each of the years from 1980 through 1999 is set forth in the following table.


                                                                           MIXED

YEAR         STOCKS          BONDS       T-BILLS     INFLATION    PORTFOLIO
-----        ------          -----       -------     ---------    ---------

1979          18.44%        -4.18%         10.38%       13.31%      7.78%
1980          32.42%         2.61%         11.24%       12.40%     14.17%
1981          -4.91%        -0.96%         14.71%        8.94%      0.59%
1982          21.41%        43.79%         10.54%        3.87%     28.19%
1983          22.51%         4.70%          8.80%        3.80%     12.64%
1984           6.27%        16.39%          9.85%        3.95%     11.03%
1985          32.16%        30.90%          7.72%        3.77%     26.77%
1986          18.47%        19.85%          6.16%        1.13%     16.56%
1987           5.23%        -0.27%          5.46%        4.41%      3.08%
1988          16.81%        10.70%          6.35%        4.42%     12.28%
1989          31.49%        16.23%          8.37%        4.65%     20.76%
1990          -3.17%         6.87%          7.52%        6.11%      2.98%
1991          30.55%        19.79%          5.88%        3.06%     21.31%
1992           7.67%         9.39%          3.51%        2.90%      7.53%
1993          10.06%        13.17%          2.89%        2.75%      9.84%
1994           1.31%        -5.76%          3.90%        2.67%     -1.00%
1995          37.40%        27.20%          5.60%        2.70%     26.90%
1996          23.10%         1.40%          5.20%        3.30%     10.84%
1997          33.40%        12.90%          7.10%        1.70%     19.94%
1998          28.58%        10.76%          4.86%        1.61%     16.70%

1999          21.00%        -7.40%          4.70%        2.70%      5.9%


      * Returns of unmanaged indexes do not reflect past or future performance of the Fixed Income SHares. Stocks are represented by Ibbotson's Large Company Stock Total Return Index. Bonds are represented by Ibbotson's Long-term Corporate Bond Index. Treasury bills are represented by Ibbotson's Treasury Bill Index and Inflation is represented by the Cost of Living Index. Treasury bills are all unmanaged indexes, which can not be invested in directly. While Treasury bills are insured and offer a fixed rate of return, both the principal and yield of investment securities will fluctuate with changes in market conditions. Source: Ibbotson, Roger G., and Rex A. Sinquefiled, Stocks, Bonds, Bill and Inflation (SBBI), 1989, updated in Stocks, Bonds, Bills and Inflation 1999 Yearbook, Ibbotson Associates, Chicago. All rights reserved.

      The Trust may use in its advertisements and other materials examples designed to demonstrate the effect of compounding when an investment is maintained over several or many years. For example, the following table shows the annual and total contributions necessary to accumulate $200,000 of savings (assuming a fixed rate of return) over various periods of time:

      Investment        Annual            Total             Total
      Period            Contribution      Contribution      Saved
      ------            ------------      ------------      -----

      30 Years          $ 1,979           $ 59,370          $200,000
      25 Years          $ 2,955           $ 73,875          $200,000
      20 Years          $ 4,559           $ 91,180          $200,000
      15 Years          $ 7,438           $111,570          $200,000
      10 Years          $13,529           $135,290          $200,000

      This hypothetical example assumes a fixed 7% return compounded annually and a guaranteed return of principal. The example is intended to show the benefits of a long-term, regular investment program, and is in no way representative of any past or future performance of the Fixed Income SHares. There can be no guarantee that you will be able to find an investment that would provide such a return at the times you invest and an investor in the Fixed Income SHares should be aware that the Portfolios of Fixed Income SHares may experience in the future periods of negative growth.

      Articles or reports which include information relating to performance, rankings and other characteristics of the Portfolios may appear in various national publications and services including, but not limited to: The Wall Street Journal, Barron's, Pensions and Investments, Forbes, Smart Money, Mutual Fund Magazine, The New York Times, Kiplinger's Personal Finance, Fortune, Money Magazine, Morningstar's Mutual Fund Values, CDA Investment Technologies and The Donoghue Organization. Some or all of these publications or reports may publish their own rankings or performance reviews of mutual funds, including the Portfolios, and may provide information relating to the Adviser and the Sub-Adviser, including descriptions of assets under management and client base, and opinions of the author(s) regarding the skills of personnel and employees of the Adviser or the Sub-Adviser who have portfolio management responsibility. >From time to time, the Trust may include references to or reprints of such publications or reports in its advertisements and other information relating to the Portfolios.

      From time to time, the Trust may set forth in its advertisements and other materials information about the growth of a certain dollar-amount invested in one or more of the Portfolios over a specified period of time and may use charts and graphs to display that growth.

      From time to time, the Trust may set forth in its advertisements and other materials the names of and additional information regarding investment analysts employed by the Sub-Adviser who assist with portfolio management and research activities on behalf of the Portfolios.

      Ibbotson Associates ("Ibbotson") may analyze the risk and returns of the Portfolios and relevant benchmark market indexes in a variety of market conditions. Based on its independent research and analysis, Ibbotson may develop, from time to time, model portfolios of the Portfolios which indicate how, in Ibbotson's opinion, a hypothetical investor with a 5+ year investment horizon might allocate his or her assets among the Portfolios. Ibbotson bases its model portfolios on five levels of investor risk tolerance which it developed and defines as ranging from "Very Conservative" (low volatility; emphasis on capital preservation, with some growth potential) to "Very Aggressive" (high volatility; emphasis on long-term growth potential). However, neither Ibbotson nor the Trust offers Ibbotson's model portfolios as investments. Moreover, neither the Trust, the Adviser, the Sub-Adviser nor Ibbotson represent or guarantee that investors who allocate their assets according to Ibbotson's models will achieve their desired investment results.




Compliance Efforts Related to the Euro

      Another potential computer system problem may arise in conjunction with the recent introduction of the euro. Whether introducing the euro to financial companies' systems will be problematic is not fully known; however, the cost associated with making systems recognize the euro is not currently expected to be material.

Voting Rights

      Under the Declaration of Trust, the Trust is not required to hold annual meetings of Trust shareholders to elect Trustees or for other purposes. It is not anticipated that the Trust will hold shareholders' meetings unless required by law or the Declaration of Trust. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. Shareholders may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. In the event that such a request was made, the Trust has represented that it would assist with any necessary shareholder communications. Shareholders of a class of shares have different voting rights with respect to matters that affect only that class.

      Shares entitle their holders to one vote per share (with proportionate voting for fractional shares). Each Portfolio has identical voting rights except that each Portfolio has exclusive voting rights on any matter submitted to shareholders that relates solely to that Portfolio, and has separate voting rights on any matter submitted to shareholders in which the interests of one Portfolio differ from the interests of any other Portfolio. Each Portfolio has exclusive voting rights with respect to matters pertaining to any distribution or servicing plan or agreement applicable to that Portfolio. These shares are entitled to vote at meetings of shareholders. Matters submitted to shareholder vote must be approved by each Portfolio separately except (i) when required by the 1940 Act shares shall be voted together and (ii) when the Trustees have determined that the matter does not affect Portfolios, then only shareholders of the Portfolio(s) affected shall be entitled to vote on the matter. The shares of the Portfolios will vote together except when the vote of a single Portfolio is required as specified above or otherwise by the 1940 Act.

      The Trust's shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

Certain Ownership of Trust Shares

      As of December 1, 2000, the Trust believes that the Trustees and officers of the Trust, as a group, owned less than 1 percent of each class of each Portfolio and of the Trust as a whole.



Custodian


      State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the assets of each Portfolio.



Independent Accountants

      PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, Missouri 64105, serves as the independent public accountants for the Portfolios.
PricewaterhouseCoopers LLP provides audit services, accounting assistance, and consultation in connection with SEC filings.

Transfer Agent



      National Financial Data Services, 330 West 9th Street, Kansas City,
MO 64105



Legal Counsel

      Ropes & Gray, One International Place, Boston, Massachusetts 02110 serves as legal counsel to the Trust.

Registration Statement

      This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's registration statements filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statements, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

      Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the relevant registration statement, each such statement being qualified in all respects by such reference.


Financial Statements


      Audited financial statements for the Portfolios, as of October 31, 2000, for the fiscal year then ended, including notes thereto, and the reports of PricewaterhouseCoopers LLP thereon, each dated December 8, 2000, are incorporated by reference to the Trust's October 31, 2000 Annual Report, filed electronically with the SEC on December 19, 2000 (Accession No.0000930413-00-001557).

Miscellaneous

       Selected Advertising Material.

FISH - The PIMCO Difference
Except for large institutional portfolios ($75 million+), it has generally not been feasible for separate accounts to effectively invest in more specialized fixed income securities. PIMCO has now developed proprietary securities called Fixed Income SHares (FISH). When combined with selected separate securities, FISH enhance individually managed account portfolios' access to the Total Return management of PIMCO.

Through FISH securities, PIMCO can give clients access to efficient investment in specialized fixed income instruments and sectors. Using FISH in combination with holdings of individual bonds, PIMCO can implement its sector allocation and risk management strategy.

These are currently two series of FIxed Income SHares:
FISH Series M - Designed primarily to provide exposure to mortgage-backed and collateralized mortgage securities, participation notes, state and local government issues, U.S. Treasuries and agencies and money market instruments.

FISH Series C - Designed primarily to provide exposure to U.S. corporate and international fixed income securities, inflation-indexed notes and bonds, U.S. Treasuries, agencies and money market instruments.

The Investment Significance of FISH Securities
For an individual account, many securities may be too difficult or costly to trade, or not readily available in small increments. For example, each month mortgage securities pay down a small amount of principal - too small to effectively reinvest each individual account. In contrast, where mortgage securities are maintained in FISH, this pay down is collectively large and can be easily and efficiently reinvested.

Smaller issues of U.S. or foreign bonds may not be well-known, but can represent great value. Through FISH, the investor can obtain additional sector or market exposures without the burden of small, direct ownership.

Features of FISH
     Allow PIMCO to implement the same portfolio management techniques used for large institutional accounts.

     Enable investment in specialized fixed income securities such as mortgage-backed, international, and high yield bonds on a cost-effective basis.

     Permit greater portfolio diversification and risk management

     Available exclusively through authorized financial institutions.

Investor Advantages of FISH Securities
     FISH securities permit greater diversification and embrace more portfolio management tools than small separate accounts could otherwise achieve.

     FISH securities have no embedded fees or hidden costs.

     FISH securities are priced daily. This permits cash to be invested quickly and easily.

     FISH securities pay a montly dividend in cash which is swept into the money market account held at the custodian.

     FISH securities' monthly dividends accommodate clients with monthly income payment needs. Most bonds pay interest only semi-annually.

     FISH securities' small denominations permit full investment of fixed income assets under management.

     FISH securities are private - available exclusively to clients of registered investment advisers.

     FISH securities can be bought and sold only through PIMCO Advisory Services' trading desk to assure that only authorized individual clients of registered investment advisers may own FISH securities.



Appendix A

Certain Ownership of Portfolio Shares as of December 1, 2000

      As of December 1, 2000, the following persons owned of record or beneficially 5% or more of each portfolio.

          PIMCO Advisors L.P.              - 92%
          Barbara Sinatra Children's Fund  -  8%

PART C. OTHER INFORMATION

Item 23. Exhibits.

      The letter of each exhibit relates to the exhibit designation in Form
N-1A:


      (a) Amended and Restated Agreement and Declaration of Trust, dated April 10, 2000, filed herewith.

      (b)   Amended and Restated By-Laws, filed herewith.


      (c) Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Agreement and Declaration of Trust, filed herewith.


      (d)   (1)   Investment Advisory Agreement between the Trust and PIMCO
                  Advisors L.P., dated March 16, 2000, filed herewith.

            (2) Portfolio Management Agreement between PIMCO Advisors L.P. and Pacific Investment Management Company, dated as of March 15, 2000, filed herewith.

      (e) Distribution Contract between the Trust and PIMCO Funds Distributors LLC, dated as of March 15, 2000, filed herewith.


      (f)   Not applicable.


      (g) Custody and Investment Accounting Agreement among the Trust, State Street Bank and Trust Company and PIMCO Advisory Services, dated as of March 10, 2000, filed herewith.

      (h)

            (1) Administration Agreement between the Trust and PIMCO Advisory Services, dated March 15, 2000, filed herewith.


            (2) Transfer Agency and Service Agreement between PIMCO Advisors L.P. and State Street Bank and Trust Company, dated as of September 15, 2000, filed herewith.


      (i) Opinion and Consent of Counsel -- incorporated by reference to Pre-Effective Amendment No. 3 to the Registrant's Registration Statement, filed with the SEC on March 17, 2000.

      (j)   Consent of Independent Accountants -- filed herewith.


      (k)   Not applicable.


      (l)   Initial Capital Agreement, dated March 16, 2000, filed herewith.


      (m)   Not applicable.

      (n)   Not applicable.

      (p)   Not applicable.



      (q) Power of Attorney for Paul Belica and Robert E. Connor -- filed herewith.


Item 24. Persons Controlled by or Under Common Control with Registrant.

            Not applicable.

Item 25. Indemnification.

      Reference is made to Article VIII, Section 1, of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities
Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser and Portfolio Managers.

      Unless otherwise stated, the principal business address of each organization listed in 800 Newport Center Drive, Newport Beach, CA 92660.

                               PIMCO Advisors L.P.

Name                    Position with Adviser          Other Affiliates
----                    ---------------------          ----------------

Walter E. Auch, Sr.     Board Member of Management     Management Consultant;
                                                       Director, Fort Dearborn
                                                       Fund, Shearson VIP Fund,
                                                       Shearson Advisors Fund,
                                                       Shearson TRAK Fund,
                                                       Banyan Land Trust, Banyan
                                                       Land Fund II, Banyan
                                                       Mortgage Fund, Allied
                                                       Healthcare Products,
                                                       Inc., First Western Inc.,
                                                       DHR Group and Geotech
                                                       Industries.

William R. Benz         Member of Management Board     See Pacific Investment
                                                       Management Company.

David B. Breen          Member of Management Board     Director, Managing
                                                       Director and Chief
                                                       Executive Officer,
                                                       Cadence Capital
                                                       Management, Inc.,;
                                                       Managing Director and
                                                       Chief Executive Officer,
                                                       Cadence Capital
                                                       Management.

Donald A. Chiboucas     Member of Management Board     Director, Columbus Circle
                                                       Investors Management,
                                                       Inc.; Managing Director,
                                                       Columbus Circle
                                                       Investors.

Kenneth W. Corba        Member of Management Board.    None.
                        Managing Director and Chief
                        Investment Officer of PIMCO
                        Equity Advisors.

William D. Cvengros     Chief Executive Officer        Trustee and Chairman of
                        and President, Member of       the Trust; Director,
                        Management Board               PIMCO Funds Distributors
                                                       LLC, Chief Executive
                                                       Officer and President,
                                                       Value Advisors LLC;

                                                       Director, PIMCO Funds
                                                       Advertising Agency;
                                                       Director, President and
                                                       Chief Executive Officer,
                                                       Thomson Advisory Group,
                                                       Inc.

Walter B. Gerken         Chairman and Member of        Director and Managing
                         Management Board              Director, PIMCO
                                                       Management, Inc.;
                                                       Managing Director,
                                                       Pacific Investment
                                                       Management Company;
                                                       Senior Vice President,
                                                       PIMCO Funds: Pacific
                                                       Investment Management
                                                       Series, PIMCO Variable
                                                       Insurance Trust; Director
                                                       and Vice President,
                                                       StocksPLUS Management,
                                                       Inc.; Member of PIMCO
                                                       Partners LLC.

Brent R. Harris          Member of Management Board    Director and Managing
                                                       Director, PIMCO
                                                       Management, Inc.;
                                                       Managing Director,
                                                       Pacific Investment
                                                       Management Company;
                                                       Director and Vice
                                                       President, StocksPLUS
                                                       Management, Inc.;
                                                       Chairman of the Board and
                                                       Trustee, PIMCO Funds:
                                                       Pacific Investment
                                                       Management Series, PIMCO
                                                       Variable Insurance Trust
                                                       and PIMCO Commercial
                                                       Mortgage Securities
                                                       Trust, Inc.; Member of
                                                       PIMCO Partners LLC.

Donald R. Kurtz          Member of Management Board    Donald R. Kurt Member of
                                                       Management Board.
                                                       Formerly, Vice President
                                                       of Internal Asset
                                                       Management, General
                                                       Motors Investment Corp.;
                                                       Director, Thomson
                                                       Advisory Group L.P.

George A. Long           Member of Management Board    Chairman and Chief
                                                       Executive Officer of
                                                       Oppenheimer Capital.

James McCaughan          Member of Management Board    Chief Executive Officer,
                                                       Oppenheimer Capital.

James F. McIntosh        Member of Management Board    Executive Director, Allen
                                                       Matkins, Leck, Gamble &
                                                       Mallory LLP. Formerly,
                                                       Director, Pacific
                                                       Investment Management
                                                       Company.

Kenneth H. Mortenson     Member of Management Board    Managing Director of
                                                       Oppenheimer Capital.

William F. Podlich, III  Member of Management Board    Director and Managing
                                                       Director, PIMCO
                                                       Management, Inc.;
                                                       Managing

                                                        Director, Pacific
                                                        Investment Management
                                                        Company; Vice President,
                                                        PIMCO Commercial
                                                        Mortgage Securities
                                                        Trust, Inc.; Member of
                                                        PIMCO Partners LLC.

William C. Powers        Member of Management Board     See Pacific Investment
                                                        Management Company.

Glenn W. Schafer         Member of Management Board     Board President and
                                                        Director, Pacific Mutual
                                                        Holding Company, Pacific
                                                        LifeCorp, Pacific Life
                                                        Insurance Company,
                                                        Pacific Financial Asset
                                                        Management Corp.,
                                                        PMRealty Advisors, Inc.;
                                                        Director, Pacific Mutual
                                                        Distributors, Inc.,
                                                        Mutual Distributors,
                                                        Inc., Mutual Service
                                                        Corporation,
                                                        UnitedPlanners' Group,
                                                        Inc., Thomson Advisory
                                                        Group.

Thomas C. Sutton         Member of Management Board     Chairman, Chief
                                                        Executive Officer and
                                                        Director, Pacific
                                                        William S. Thomson, Jr.
                                                        Mutual Holding Company,
                                                        Pacific LifeCorp,
                                                        Pacific Life Insurance
                                                        Company, Pacific
                                                        Financial Asset
                                                        Management Corp.;
                                                        Director, Pacific Mutual
                                                        Distributors, Inc.,
                                                        Mutual Service
                                                        Corporation, United
                                                        Planners' Group, Inc.,
                                                        PMRealty Advisors, Inc.

William S. Thomson, Jr.  Member of Management Board;    Director, Managing
                         Chairman, Executive Committee  Director and Chief
                                                        Executive Committee
                                                        Fitzgerald Officer,
                                                        PIMCO Management, Inc.;
                                                        Chief Executive Officer
                                                        and Managing Director,
                                                        Pacific Investment
                                                        Management Company;
                                                        Member, President and
                                                        Chief Executive Officer,
                                                        PIMCO Partners LLC;
                                                        Director and President,
                                                        StocksPLUS Management,
                                                        Inc.; Vice President,
                                                        PIMCO Variable Insurance
                                                        Trust, PIMCO Funds:
                                                        Pacific Investment
                                                        Management Series, and
                                                        PIMCO Commercial
                                                        Mortgage Securities
                                                        Trust, Inc.; Director,
                                                        Thomson Advisory Group,
                                                        Inc.

Robert M. Fitzgerald     Senior Vice President and      Chief Financial Officer
                         Chief Financial Officer        and Treasurer, PIMCO
                                                        Funds Distributors, LLC,
                                                        Columbus Circle
                                                        Investors, Columbus
                                                        Circle Investors
                                                        Management, Inc.,

                                                        Cadence Capital
                                                        Management, Inc., NFJ
                                                        Investment Group, NFJ
                                                        Management, Inc.,
                                                        Parametric Portfolio
                                                        Associates, Parametric
                                                        Management, Inc., PIMCO
                                                        Management, Inc.,
                                                        Pacific Investment
                                                        Management Company, and
                                                        StocksPLUS Management,
                                                        Inc.; Chief Financial
                                                        Officer and Assistant
                                                        Treasurer, Cadence
                                                        Capital Management;
                                                        Senior Vice President
                                                        and Chief Financial
                                                        Officer, Value Advisors
                                                        LLC; Chief Financial
                                                        Officer, Columbus Circle
                                                        Trust Company; Chief
                                                        Financial Officer and
                                                        Treasurer, PIMCO Funds
                                                        Advertising Agency;
                                                        Senior Vice President,
                                                        Chief Financial Officer
                                                        and Treasurer, Thomson
                                                        Advisory Group, Inc.

Benjamin L. Trosky       Member of Management Board     Managing Director,
                                                        Pacific Investment
                                                        Management Company;
                                                        Director and Managing
                                                        Director, PIMCO
                                                        Management, Inc.; Senior
                                                        Vice President, PIMCO
                                                        Commercial Mortgage
                                                        Securities Trust, Inc.,;
                                                        Member of PIMCO Partners
                                                        LLC.

Bradley W. Paulson       Vice President                 Vice President and
                                                        Secretary, PIMCO Global
                                                        Advisors (Europe)
                                                        Limited, PIMCO Global
                                                        Advisors (Japan)
                                                        Limited; Vice President,
                                                        Pacific Investment
                                                        Management Company.

Kenneth M. Poovey        Chief Operating Officer        Executive Vice President
                         and General Counsel            and General Counsel,
                                                        Value Advisors LLC and
                                                        Thomson Advisory Group,
                                                        Inc.

Stephen J. Treadway      Executive Vice President       Chairman, President, and
                                                        Chief Executive Officer,
                                                        PIMCO Funds Advertising
                                                        Agency, Inc., PIMCO
                                                        Funds Distributors LLC,
                                                        and Trustee, President
                                                        and Chief Executive
                                                        Officer of the Trust;
                                                        Executive Vice
                                                        President, Value
                                                        Advisors LLC.

Robert S. Venable        Vice President                 None.

James G. Ward            Senior Vice President,         Senior Vice President,
                         Human Resources                Human Resources, Value
                                                        Advisors LLC; Senior
                                                        Vice President, Thomson
                                                        Advisory Group, Inc.

Richard M. Weil          Senior Vice President -        Senior Vice President,
                         Legal, Secretary               Assistant Secretary,
                                                        PIMCO Management, Inc.;
                                                        Secretary , Cadence
                                                        Capital Management,
                                                        Inc., NFJ Investment
                                                        Group, NFJ Management,
                                                        Inc., Parametric
                                                        Portfolio Associates,
                                                        Parametric Management,
                                                        Inc., and StocksPLUS
                                                        Management, Inc.;
                                                        Assistant Secretary,
                                                        Columbus Circle
                                                        Investors, Columbus
                                                        Circle Investors
                                                        Management, Inc.;
                                                        Cadence Capital
                                                        Management, PIMCO Funds
                                                        Advertising Agency, Inc.
                                                        and Pacific Management
                                                        Investment Company;
                                                        Senior Vice President,
                                                        Legal, Secretary Value
                                                        Advisors LLC, Thomson
                                                        Advisors LLC, Thomson
                                                        Advisory Group, Inc.,
                                                        and Vice President of
                                                        the Trust.

Frank C. Poli            Vice President, Director       Compliance Officer,
                         of Compliance                  PIMCO Funds Distributors
                                                        LLC.

Vinh T. Nguyen           Vice President, Controller     Vice President,
                                                        Controller, Columbus
                                                        Circle Investors
                                                        Management, Inc.,
                                                        Cadence Capital
                                                        Management, Inc., NFJ
                                                        Management, Inc.,
                                                        Parametric Management,
                                                        Inc., StocksPLUS
                                                        Management, Inc., PIMCO
                                                        Funds Advertising
                                                        Agency, Inc., PIMCO
                                                        Funds Distributors LLC,
                                                        and Value Advisors LLC;
                                                        Controller, Pacific
                                                        Investment Management
                                                        Company and PIMCO
                                                        Management, Inc.

Timothy R. Clark         Vice President, Mutual         Senior Vice President,
                         Funds Division                 PIMCO Funds Distributors
                                                        LLC.

Newton B. Schott, Jr.    Senior Vice President,         Director, Executive Vice
                         Mutual Funds Division          President, Chief
                                                        Administrative Officer,
                                                        General Counsel and
                                                        Secretary, PIMCO Funds
                                                        Distributors LLC and
                                                        PIMCO Funds Advertising
                                                        Agency, Inc.; Chief
                                                        Legal Officer and
                                                        Secretary, Columbus
                                                        Circle Investors,
                                                        Columbus Circle
                                                        Investors Management,
                                                        Inc.; Senior Vice
                                                        President, Mutual Fund
                                                        Division; General
                                                        Counsel and Secretary,
                                                        Columbus Circle Trust
                                                        Company; Vice President
                                                        and Secretary, the
                                                        Trust; Senior Vice
                                                        President, Value
                                                        Advisors LLC.

Diane P. Dubois          Vice President, Finance          None.

Ernest L. Schmider       Senior Vice President            See Pacific Investment
                                                          Management Company.

                 Pacific Investment Management Company ("PIMCO")

Name                    Position with Portfolio Manager   Other Affiliations
----                    -------------------------------   ------------------

George C. Allan         Senior Vice President             Senior Vice President,
                                                          PIMCO Management, Inc.

Tamara J. Arnold        Senior Vice President             Senior Vice President,
                                                          PIMCO Management, Inc.

Michael R. Assay        Vice President                    Vice President, PIMCO
                                                          Management, Inc.

Leslie A. Barbi         Senior Vice President             Senior Vice President,
                                                          PIMCO Management, Inc.

William R. Benz, II     Managing Director                 Director and Managing
                                                          Director, PIMCO
                                                          Management, Inc.;
                                                          Member of PIMCO
                                                          Partners LLC. Member
                                                          of Management Board,
                                                          PIMCO Advisors L.P.

Gregory A. Bishop       Vice President                    None.

Andrew Brick            Senior Vice President             Senior Vice President,
                                                          PIMCO Management, Inc.

John B. Brynjolfsson    Vice President                    Vice President, PIMCO
                                                          Management, Inc.

R. Wesley Burns         Managing Director                 Executive Vice
                                                          President, PIMCO
                                                          Management, Inc. and
                                                          the Trust; President,
                                                          PIMCO Funds: Pacific
                                                          Investment Management
                                                          Series; President and
                                                          Director, PIMCO
                                                          Commercial Mortgage
                                                          Securities Trust,
                                                          Inc.; President and
                                                          Trustee, PIMCO
                                                          Variable Insurance
                                                          Trust; Director, PIMCO
                                                          Global Advisors
                                                          (Ireland) Limited and
                                                          PIMCO Advisors Funds
                                                          plc.

Carl J. Cohen           Vice President                    Vice President, PIMCO
                                                          Management, Inc.

Jerry L. Coleman        Vice President                    Vice President, PIMCO
                                                          Management, Inc.

Doug Cummings           Vice President                    Vice President, PIMCO
                                                          Management, Inc.

Wendy W. Cupps          Vice President                    Vice President, PIMCO
                                                          Management, Inc.

Chris Dialynas          Director                          Managing Director,
                                                          PIMCO Management, Inc.

David J. Dorff          Vice President

Michael Dow             Vice President                    Vice President, PIMCO
                                                          Management, Inc. and
                                                          PIMCO Funds: Pacific
                                                          Investment Management
                                                          Series.

Anita Dunn              Vice President                    Senior Vice President,
                                                          PIMCO Management, Inc.

A. Benjamin Ehlert      Executive Vice President          Executive Vice
                                                          President, PIMCO
                                                          Management, Inc.

Robert A. Ettl          Senior Vice President             Vice President, PIMCO
                        and Chief Operations Officer      Management, Inc.

Anthony L. Faillace     Vice President                    Vice President, PIMCO
                                                          Management, Inc.

Robert M. Fitzgerald    Chief Financial Officer           See PIMCO Advisors
                        and Treasurer                     L.P.

Ursula T. Frisch        Vice President                    Vice President, PIMCO
                                                          Management, Inc. and
                                                          PIMCO Funds: Pacific
                                                          Investment Management
                                                          Series.

William H. Gross        Managing Director                 See PIMCO Advisors
                                                          L.P.

John L. Hague           Managing Director                 Director, PIMCO
                                                          Management, Inc.,
                                                          Member of PIMCO
                                                          Partners LLC.

Gordon C. Hally         Executive Vice President          Executive Vice
                                                          President, PIMCO
                                                          Management, Inc.

Pasi M. Hamalainen      Executive Vice President          Executive Vice
                                                          President, PIMCO
                                                          Management, Inc.

John P. Hardaway        Senior Vice President             Vice President, PIMCO
                                                          Management, Inc.;
                                                          Treasurer of the
                                                          Trust, PIMCO Funds:
                                                          Pacific Investment
                                                          Management Series,
                                                          PIMCO Commercial
                                                          Mortgage Securities

                                                          Trust, Inc., and PIMCO
                                                          Variable Insurance
                                                          Trust.

Brent R. Harris          Managing Director                See PIMCO Advisors
                                                          L.P.

Joseph Hattesohl         Vice President and Manager       Vice President, PIMCO
                         of Fund Taxation                 Management, Inc.;
                                                          Assistant Treasurer,
                                                          the Trust, PIMCO
                                                          Funds: Pacific
                                                          Investment Management
                                                          Series, PIMCO Variable
                                                          Insurance Trust, and
                                                          PIMCO Commercial
                                                          Mortgage Securities
                                                          Trust, Inc.

Raymond C. Hayes         Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Robert G. Herin          Vice President                   Vice President, PIMCO
                                                          Management, Inc.

David C. Hinman          Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Liza Hocson              Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Douglas M. Hodge         Executive Vice President         Executive Vice
                                                          President, PIMCO
                                                          Management, Inc.

Brent L. Holden          Executive Vice President         Executive Vice
                                                          President, PIMCO
                                                          Management, Inc.

Dwight F. Holloway, Jr.  Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Jane T. Howe             Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Mark Hudoff              Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Margaret E. Isberg       Executive Vice President         Executive Vice
                                                          President, PIMCO
                                                          Management, Inc.;
                                                          Senior Vice President,
                                                          PIMCO Funds: Pacific
                                                          Investment Management
                                                          Series.

James M. Keller          Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Sharon K. Kilmer         Executive Vice President         None.

Thomas J. Kelleher       Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Raymond G. Kennedy       Senior Vice President            Senior Vice President,
                                                          PIMCO Management, Inc.

Mark R. Kiesel           Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Steven P. Kirkbaumer     Vice President                   None.

John S. Loftus           Executive Vice President         Executive Vice
                                                          President, PIMCO
                                                          Management, Inc.; Vice
                                                          President and
                                                          Assistant Secretary,
                                                          StocksPLUS Management,
                                                          Inc.

David Lown               Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Andre J. Mallegol        Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Michael E. Martini       Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Dean S. Meiling          Managing Director                Director and Managing
                                                          Director, PIMCO
                                                          Management, Inc.; Vice
                                                          President, PIMCO
                                                          Funds: Pacific
                                                          Investment Management
                                                          Series and PIMCO
                                                          Commercial Mortgage
                                                          Securities Trust,
                                                          Inc.; Member of PIMCO
                                                          Partners LLC.

Joseph V. McDevitt       Executive Vice President         Vice President, PIMCO
                                                          Management, Inc.

James F. Muzzy           Managing Director                Director and Managing
                                                          Director, PIMCO
                                                          Management, Inc.; Vice
                                                          President, PIMCO
                                                          Funds: Pacific
                                                          Investment Management
                                                          Series; Director and
                                                          Vice President,
                                                          StocksPLUS Management,
                                                          Inc.; Member of PIMCO
                                                          Partners LLC.

Doris S. Nakamura        Vice President

Vinh T. Nguyen           Controller                       See PIMCO Advisors
                                                          L.P.

Douglas J. Ongaro        Vice President                   Vice President, PIMCO
                                                          Management, Inc. and
                                                          PIMCO Funds: Pacific
                                                          Investment Series.

Thomas J. Otterbein      Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Victoria M. Paradis      Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Bradley W. Paulson       Vice President                   Vice President and
                                                          Secretary, Vice
                                                          President PIMCO Global
                                                          Advisors (Europe)
                                                          Limited, PIMCO Global
                                                          Advisors (Japan)
                                                          Limited.

Elizabeth M. Philipp     Vice President                   Vice President, PIMCO
                                                          Management, Inc.

David J. Pittman         Vice President                   None.

William F. Podlich, III  Managing Director                See PIMCO Advisors
                                                          L.P.

William C. Powers        Managing Director                Director and Managing
                                                          Director, PIMCO
                                                          Management, Inc.;
                                                          Senior Vice President
                                                          PIMCO Commercial
                                                          Mortgage Securities
                                                          Trust, Inc.; Member of
                                                          PIMCO Partners LLC.
                                                          Member of Management
                                                          Board, PIMCO Advisors
                                                          L.P.

Edward P. Rennie         Senior Vice President            Senior Vice President,
                                                          PIMCO Management, Inc.

Terry A. Randall         Vice President

Scott L. Roney           Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Michael J. Rosborough    Senior Vice President            Senior Vice President,
                                                          PIMCO Management, Inc.

Seth R. Ruthen           Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Jeffrey M. Sargent       Vice President and Manager       Vice President of the
                         Shareholder Services and         Trust, PIMCO
                         Fund Administration              Management, Inc.;
                                                          Senior Vice President,
                                                          PIMCO Funds: Pacific
                                                          Investment Management
                                                          Series, PIMCO Variable
                                                          Insurance Trust, and
                                                          PIMCO Commercial
                                                          Mortgage Securities
                                                          Trust, Inc.

Ernest L. Schmider       Executive Vice President,        Executive Vice
                         Secretary, Chief Administrative  President, Secretary,
                         and Legal Officer                Chief Administrative
                                                          and Legal Officer,
                                                          PIMCO Management,
                                                          Inc.; Director,
                                                          Assistant Secretary,
                                                          Assistant Treasurer,
                                                          StocksPLUS Management,
                                                          Inc.; Secretary, PIMCO
                                                          Partners LLC.

Leland T. Scholey        Senior Vice President            Senior Vice President,
                                                          PIMCO Management,
                                                          Inc., and PIMCO Funds:
                                                          Pacific Investment
                                                          Management Series.

Richard W. Selby         Senior Vice President and        None.
                         Chief Technology Officer

Denise C. Seliga         Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Rita J. Seymour          Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Christopher Sullivan     Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Cheryl L. Sylwester      Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Lee R. Thomas, III       Managing Director                Director and Managing
                                                          Director, PIMCO
                                                          Management, Inc.;
                                                          Member of PIMCO
                                                          Partners LLC.

William S. Thomson, Jr.  Director, Managing Director,     See PIMCO Advisors
                         Chief Executive Officer          L.P.

Benjamin L. Trosky       Managing Director                See PIMCO Advisors
                                                          L.P.

Richard E. Tyson         Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Peter A. Van de Zilver   Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Marilyn Wegener          Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Richard M. Weil          Assistant Secretary              See PIMCO Advisors
                                                          L.P.

Paul C. Westhead         Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Kristen M. Wilsey        Vice President                   Vice President, PIMCO
                                                          Management, Inc. and
                                                          PIMCO Funds: Pacific
                                                          Investment Management
                                                          Series.

George H. Wood           Senior Vice President            Senior Vice President,
                                                          PIMCO Management, Inc.

Michael A. Yetter        Vice President                   Vice President, PIMCO
                                                          Management, Inc.

David Young              Vice President                   Vice President, PIMCO
                                                          Management, Inc.

Item 27. Principal Underwriters.

      (a) PIMCO Funds Distributors LLC (the "Distributor") serves as Distributor of shares for the Registrant and also of PIMCO Funds:
            Multi-Manager Series and PIMCO Funds: Pacific Investment Management Series. The Distributor is a wholly owned subsidiary of PIMCO Advisors L.P., the Registrant's Adviser.

      (b)

Name and Principal       Positions and Officers with      Positions and Offices
------------------       ---------------------------      ---------------------
Business Address*        Underwriter                      with Registrant
-----------------        -----------                      ---------------

Jeffrey L. Booth         Vice President                   Vice President, PIMCO
                                                          Funds Advertising
                                                          Agency, Inc.

James D. Bosch           Regional Vice President          None.

Deborah P. Brennan       Vice President                   None.

Timothy R. Clark         Senior Vice President            None.

Jonathan P. Fessel       Vice President                   None.

Robert M. Fitzgerald     Chief  Financial Officer         None.
                         and Treasurer

Michael J. Gallagher     Vice President                   None.

David S. Goldsmith       Vice President                   None.

Ronald H. Gray           Vice President                   None.

John B. Hussey           Vice President                   None.

Edward W. Janeczek       Senior Vice President            None.

Stephen R. Jobe          Vice President                   Vice President, PIMCO
                                                          Funds Advertising
                                                          Agency, Inc.

Jonathan C. Jones        Vice President                   None.

Raymond Lazcano          Vice President                   None.

William E. Lynch         Senior Vice President            None.

Kevin D. Maloney         Compliance Officer               None.

Jacqueline A. McCarthy   Vice President                   None.

Andrew J. Meyers         Executive Vice President         Executive Vice
                                                          President, PIMCO Funds
                                                          Advertising Agency,
                                                          Inc.

Fiora N. Moyer           Regional Vice President          None.

Philip J. Neugebauer     Vice President                   Vice President,
                                                          Director of
                                                          Compliance, PIMCO
                                                          Advisors L.P.

Vinh T. Nguyen           Vice President, Controller       None.

Joffrey H. Pearlman      Regional Vice President          None.

Glynne P. Pisapia        Regional Vice President          None.

Francis C. Poli          Compliance Officer               Vice President,
                                                          Director of
                                                          Compliance, PIMCO
                                                          Advisors L.P.

Mark J. Porterfield      Vice President,                  Vice President,
                         Compliance Officer               Compliance Officer,
                                                          PIMCO Advisors L.P.

Newton B. Schott, Jr.    Executive Vice President,        Vice President and
                         Chief Administrative             Secretary.
                         Officer, General
                         Counsel and Secretary

Robert M. Smith          Vice President                   None.

Ellen Z. Spear           Vice President                   Vice President, PIMCO
                                                          Funds Advertising
                                                          Agency, Inc.

Daniel W. Sullivan       Vice President                   None.

William H. Thomas, Jr.   Regional Vice President          None.

Stephen J. Treadway      Chairman, President and Chief    Executive Vice
                         Executive Officer                President, PIMCO
                                                          Advisors L.P. and
                                                          Trustee.

Paul H. Troyer           Senior Vice President            None.

Brian F. Trumbore        Executive Vice President         None.

Richard M. Weil          Assistant Secretary              None.

----------------------

      The principal business address for all individuals listed is 2187 Atlantic Street, Stamford, CT 06902, except for Messrs. Fitzgerald, Maloney, Nguyen, Poli and Weil, for whom the address is 800 Newport Center Drive, Newport Beach, CA 92660.

      (c) The Registrant has no principal underwriter that is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 28. Location of Accounts and Records.

      The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105.


Item 29. Management Services.

            Not Applicable.

Item 30. Undertakings.

            Not Applicable.

                                     NOTICE

      A copy of the Agreement and Declaration of Trust of Fixed Income SHares (the "Trust"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

                                   SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Ammendment under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 27th day of February, 2001.

                                       FIXED INCOME SHARES

                                       By: /s/ BRIAN S. SHLISSEL
                                           ---------------------------
                                           Brian S. Shlissel
                                           President and Chief Executive Officer



      Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Name                     Capacity                           Date
----                     --------                           ----

/s/ BRIAN SHLISSEL       President, Chief Executive         February 27, 2001
_______________________  Officer (principal executive
Brian Shlissel           officer)and Treasurer(principal
                         financial officer and principal
                         accounting officer)


/s/ PAUL BELICA*         Trustee                            February 27, 2001
_______________________
Paul Belica

/s/ ROBERT E. CONNOR*    Trustee                            February 27, 2001
_______________________
Robert E. Connor

*By Brian S. Shlissel, pursuant to Power of Attorney previously filed.

                                  EXHIBIT INDEX

Exhibit No.       Exhibit Name
-----------       ------------


(a)               Amended and Restated Agreement and Declaration of Trust.
(b)               Amended and Restated By-Laws.
(c) Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Amended and Restated Agreement and Declaration of Trust.
(d)(1)            Investment Advisory Agreement.
(d)(2)            Portfolio Management Agreement.
(e)               Distribution Contract.
(g)               Custody and Investment Accounting Agreement.
(h)(1)            Administration Agreement.

(h)(2)            Transfer Agency Agreement.
(j)               Consent of PricewaterhouseCoopers LLP.
(l)               Initial Capital Agreement.
(q)               Power of Attorney